UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08234
TIFF Investment Program, Inc.
(Exact name of registrant as specified in charter)
590 Peter Jefferson Parkway, Suite 250, Charlottesville, VA		22911
(Address of principal executive offices)		(Zip code)

Richard J. Flannery President and Principal Executive Officer 590 Peter Jefferson Parkway, Charlottesville, VA 22911
(Name and address of agent for service)

Registrant's telephone number, including area code:		434-817-8200

Date of fiscal year end:	12/31/2005

Date of reporting period:	3/31/2005

Item 1. Schedule of Investments.

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2005

Number of Shares		Value (+)
	Common Stocks — 49.8%

	US Common Stocks — 24.7%

	Aerospace and Defense — 0.4%
29,900	Boeing Co.	$1,747,954
8,700	Lockheed Martin Corp.	531,222
8,200	Northrop Grumman Corp.	442,636
3,200	Textron, Inc.	238,784
		2,960,596
	Airlines — 0.1%
55,300	AMR Corp. (*)	591,710
86,700	Northwest Airlines Corp. (*)	580,023
		1,171,733
	Automotive — 0.1%
19,700	Ford Motor Co.	223,201
6,300	General Motors Corp.	185,157
		408,358
	Banking — 0.2%
6,500	Comerica, Inc.	358,020
5,400	UnionBanCal Corp.	330,750
8,900	Wells Fargo Corp.	532,220
		1,220,990
	Beverages, Food, and Tobacco — 0.7%
29,300	Altria Group, Inc.	1,915,927
49,900	Anheuser-Busch Companies, Inc.	2,364,761
21,100	Archer-Daniels-Midland Co.	518,638
6,300	Conagra, Inc.	170,226
2,900	Hershey Foods Corp.	175,334
12,100	Pepsi Bottling Group, Inc.	336,985
		5,481,871
	Chemicals — 0.2%
3,700	Dow Chemical Co.	184,445
3,200	PPG Industries, Inc.	228,864
14,700	The Scotts Miracle-Gro Company (*)	1,032,381
		1,445,690
	Commercial Services — 0.5%
18,900	Cendant Corp.	388,206
5,700	H & R Block, Inc.	288,306
4,000	Learning Tree International, Inc. (*)	57,640
135,020	UnitedGlobalCom, Inc., Class A (*)	1,277,289
32,000	Viad Corp.	860,800
32,300	Waste Management, Inc.	931,855
		3,804,096
	Communications — 0.5%
403,000	Lucent Technologies, Inc. (*)	1,108,250
61,500	Nextel Communications, Inc., Class A (*)	1,747,830
5,000	Qualcomm, Inc.	183,250
17,700	Verizon Communications Corp.	628,350
		3,667,680

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value (+)
	Computer Software and Processing — 1.0%
4,900	Adobe Systems, Inc.	$329,133
4,700	Computer Sciences Corp. (*)	215,495
48,600	IMS Health, Inc.	1,185,354
167,500	Microsoft Corp.	4,048,475
166,500	Oracle Corp. (*)	2,077,920
		7,856,377
	Computers and Information — 0.8%
8,300	Apple Computer, Inc. (*)	345,861
51,700	Cisco Systems, Inc. (*)	924,913
20,700	Dell, Inc. (*)	795,294
31,100	Hewlett-Packard Co.	682,334
7,600	International Business Machines Corp.	694,488
3,700	Pitney Bowes, Inc.	166,944
262,400	Sun Microsystems, Inc. (*)	1,060,096
98,500	Xerox Corp. (*)	1,492,275
		6,162,205
	Cosmetics and Personal Care — 0.1%
4,000	Avon Products, Inc.	171,760
9,100	Estee Lauder Companies, Inc., Class A	409,318
2,900	Procter & Gamble Co.	153,700
		734,778
	Diversified — 0.7%
16,800	Ashland, Inc.	1,133,496
475	Berkshire Hathaway Inc., Class B (*)	1,356,600
84,600	General Electric Co.	3,050,676
		5,540,772
	Electric Utilities — 0.3%
3,800	Constellation Energy Group, Inc.	196,460
12,800	Edison International	444,416
18,100	Public Service Enterprise Group, Inc.	984,459
5,800	Sempra Energy	231,072
7,000	TXU Corp.	557,410
		2,413,817
	Electronics — 0.3%
381,800	Agere Systems, Inc., Class B (*)	542,156
55,300	Intel Corp.	1,284,619
6,500	Texas Instruments, Inc.	165,685
		1,992,460
	Entertainment and Leisure — 0.4%
89,100	Blockbuster, Inc., Class A	785,862
19,000	International Speedway Corp., Class A	1,030,750
121,000	Liberty Media Corp., Class A	1,254,770
11,400	Mattel, Inc.	243,390
6,500	Walt Disney Co.	186,745
		3,501,517
	Financial Services — 3.0%
44,300	American Express Co.	2,275,691
40,800	Bank of America Corp.	1,799,280
4,100	Bear, Stearns & Co., Inc.	409,590
7,500	CIT Group, Inc.	285,000
82,900	Citigroup, Inc.	3,725,526
12,500	Countrywide Financial Corp.	405,750
8,700	Goldman Sachs Group, Inc.	956,913

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value (+)
38,400	JP Morgan Chase & Co., Inc.	$1,328,640
13,300	KeyCorp	431,585
5,600	Lehman Brothers Holdings, Inc.	527,296
113,900	MBNA Corp.	2,796,245
90,100	Mellon Financial Corp.	2,571,454
10,700	Merrill Lynch & Co.	605,620
16,000	Moody’s Corp.	1,293,760
35,000	Morgan Stanley	2,003,750
71,400	People’s Choice Financial Corp. (144A) (*) (♦) (b) (c)	714,000
20,500	SLM Corp.	1,021,720
4,000	Washington Mutual, Inc.	158,000
		23,309,820
	Forest Products and Paper — 0.3%
5,100	Georgia-Pacific Group	180,999
52,600	International Paper Co.	1,935,154
3,100	Kimberly-Clark Corp.	203,763
		2,319,916
	Healthcare Providers — 0.3%
39,600	HCA, Inc.	2,121,372
3,700	Medco Health Solutions, Inc. (*)	183,409
1,800	Quest Diagnostics, Inc.	189,234
		2,494,015
	Heavy Construction — 0.0%
11,600	Comstock Homebuilding Cos., Inc., Class A (*)	246,964

	Heavy Machinery — 0.1%
6,000	Eaton Corp.	392,400
6,400	Paccar, Inc.	463,296
		855,696
	Home Construction, Furnishings, and Appliances — 0.4%
2,700	Centex Corp.	154,629
13,600	D.R. Horton, Inc.	397,664
3,000	Lennar Corp., Class A	170,040
82,600	Levitt Corp., Class A	2,117,864
		2,840,197
	Household Products — 0.1%
4,800	Fortune Brands, Inc.	387,024
7,300	The Clorox Co.	459,827
		846,851
	Insurance — 0.6%
6,800	Aetna, Inc.	509,660
6,800	Allstate Corp.	367,608
2,300	Chubb Corp.	182,321
5,600	Loews Corp.	411,824
13,000	MBIA Inc.	679,640
15,500	Mercury General Corp.	856,530
13,100	MetLife, Inc.	512,210
7,900	MGIC Investment Corp.	487,193
8,300	Principal Financial Group, Inc.	319,467
5,000	The Progressive Corp.	458,800
		4,785,253
	Internet — 0.0%
9,400	Yahoo!, Inc. (*)	318,660

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value (+)
	Lodging — 0.8%
102,800	Hilton Hotels Corp.	$2,297,580
42,800	Las Vegas Sands Corp. (*)	1,926,000
1,600	Riviera Holdings Corp. (*)	19,360
35,500	Starwood Hotels & Resorts Worldwide, Inc.	2,131,065
		6,374,005
	Media - Broadcasting and Publishing — 1.1%
37,400	Comcast Corp., Class A (*)	1,249,160
15,700	Dow Jones & Co., Inc.	586,709
2,300	Gannett Co., Inc.	181,884
56,515	Hollinger International, Inc.	616,013
29,771	Liberty Media International, Inc., Class A (*)	1,302,184
5,400	McGraw-Hill Companies, Inc.	471,150
284,900	Primedia, Inc. (*)	1,239,315
20,700	Viacom, Inc., Class A	724,914
71,200	Viacom, Inc., Class B	2,479,896
		8,851,225
	Medical Supplies — 0.1%
16,400	Baxter International, Inc.	557,272
4,600	Becton, Dickinson & Co.	268,732
		826,004
	Metals — 0.0%
1,700	Phelps Dodge Corp.	172,941

	Metals and Mining — 1.5%
144,800	Alcoa, Inc.	4,400,472
36,600	Apex Silver Mines Ltd. (*)	586,332
27,100	CONSOL Energy, Inc.	1,274,242
34,100	Freeport-McMoRan Copper & Gold, Inc., Class B	1,350,701
35,600	International Steel Group, Inc. (*)	1,406,200
13,500	Masco Corp.	468,045
45,300	Massey Energy Co.	1,813,812
7,800	Nucor Corp.	448,968
		11,748,772
	Oil and Gas — 3.6%
19,842	Anadarko Petroleum Corp.	1,509,976
3,300	Apache Corp.	202,059
16,900	Baker Hughes, Inc.	751,881
21,600	Burlington Resources, Inc.	1,081,512
47,900	ChevronTexaco Corp.	2,793,049
20,500	ConocoPhillips	2,210,720
19,200	Devon Energy Corp.	916,800
49,400	EOG Resources, Inc.	2,407,756
12,900	Equitable Resources, Inc.	740,976
68,060	Exxon Mobil Corp.	4,056,376
19,475	Global Santa Fe Corp.	721,354
23,400	Halliburton Co.	1,012,050
13,200	Newfield Exploration Co. (*)	980,232
13,500	Noble Energy, Inc.	918,270
16,300	Transocean, Inc. (*)	838,798
54,600	Valero Energy Corp.	4,000,542
25,200	Western Gas Resources, Inc.	868,140
69,366	XTO Energy, Inc.	2,277,979
		28,288,470

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value (+)
	Pharmaceuticals — 1.5%
7,000	Abbott Laboratories	$326,340
10,100	Amgen, Inc. (*)	587,921
28,300	Bristol-Myers Squibb Co.	720,518
9,100	Cardinal Health, Inc.	507,780
18,500	Johnson & Johnson	1,242,460
12,100	McKesson Corp.	456,775
8,000	Merck & Co., Inc.	258,960
135,900	Pfizer, Inc.	3,570,093
89,700	Schering-Plough Corp.	1,628,055
63,300	Wyeth	2,669,994
		11,968,896
	Real Estate — 3.1%
66,500	Aames Investment Corp. (REIT)	545,300
56,700	American Campus Communities, Inc. (REIT)	1,190,700
85,800	Amerivest Properties, Inc. (REIT)	444,444
112,200	Ashford Hospitality Trust, Inc. (REIT)	1,144,440
68,400	BNP Residential Properties, Inc. (REIT)	1,094,400
30,008	Camden Property Trust (REIT)	1,411,276
22,300	Capital Automotive (REIT)	738,576
56,600	Digital Realty Trust, Inc. (REIT)	811,078
75,700	Education Realty Trust, Inc. (REIT) (*)	1,258,891
115,000	Equity Inns, Inc. (REIT)	1,268,450
30,900	First Industrial Realty Trust (REIT)	1,168,947
32,900	First Potomac Realty Trust (REIT)	751,765
82,700	Glenborough Realty Trust, Inc. (REIT)	1,581,224
20,700	Gramercy Capital Corp. (REIT)	403,650
111,500	Gramercy Capital Corp. (REIT) (a) (b) (c)	2,185,512
9,000	Hersha Hospitality Trust (REIT)	89,730
27,200	Inland Real Estate Corp. (REIT)	408,544
3,200	Mack-Cali Realty Corp. (REIT)	135,520
18,700	Mills Corp. (The) (REIT)	989,230
105,300	Omega Healthcare Investors, Inc. (REIT)	1,156,194
10,700	Pan Pacific Retail Properties, Inc. (REIT)	607,225
16,700	Ramco-Gershenson Properties (REIT)	453,405
29,000	Reckson Associates Realty Corp. (REIT)	890,300
2,200	Regency Centers Corp. (REIT)	104,786
6,500	Saxon Capital, Inc. (REIT)	111,475
6,100	SL Green Realty Corp. (REIT)	342,942
26,000	St. Joe Co. (The)	1,749,800
800	Sunstone Hotel Investors, Inc. (REIT)	17,160
77,200	U-Store-It Trust (REIT)	1,343,280
		24,398,244
	Restaurants — 0.1%
14,800	McDonald’s Corp.	460,872
8,600	Yum! Brands, Inc.	445,566
		906,438
	Retailers — 0.8%
54,000	99 Cents Only Stores (*)	711,180
14,900	Amazon.com, Inc. (*)	510,623
64,600	Costco Wholesale Corp.	2,854,028
6,900	Federated Department Stores, Inc.	439,116
19,500	Home Depot, Inc.	745,680

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value (+)
24,500	Kroger Co. (*)	$392,735
15,700	Limited Brands	381,510
7,000	The May Department Stores Co.	259,140
		6,294,012
	Telephone Systems — 0.5%
27,100	ALLTEL Corp.	1,486,435
15,900	BellSouth Corp.	418,011
248,200	Qwest Communications International, Inc. (*)	918,340
39,800	SBC Communications, Inc.	942,862
		3,765,648
	Textiles, Clothing, and Fabrics — 0.1%
3,700	Coach, Inc. (*)	209,531
4,500	Nike Inc., Class B	374,895
		584,426
	Transportation — 0.4%
29,700	Burlington Northern Santa Fe Corp.	1,601,721
50,500	Kansas City Southern (*)	972,630
33,000	Sabre Holdings Corp.	722,040
		3,296,391
	Total US Common Stocks (Cost $171,210,244)	193,855,784

	Foreign Common Stocks — 25.1%

	Australia — 1.3%
288,217	Alumina Ltd.	1,313,177
271,205	Amcor Ltd.	1,502,101
22,336	Australia and New Zealand Banking Group Ltd.	356,273
12,000	Caltex Australian Ltd.	143,880
152,302	Coles Myer Ltd.	1,108,622
347,818	Foster’s Group Ltd.	1,380,250
20,000	Iluka Resources Ltd.	87,875
96,180	National Australia Bank Ltd.	2,109,241
22,000	Rinker Group Ltd.	183,795
73,442	Santos Ltd.	511,300
350,596	Telstra Corp. Ltd.	1,380,426
6,565	WMC Resources Ltd.	40,474
		10,117,414
	Belgium — 0.3%
2,562	Electrabel SA	1,152,410
50,945	Fortis	1,457,297
		2,609,707
	Bermuda — 0.6%
5,500	Ingersoll Rand Co.	438,075
148,200	Jardine Matheson Holdings Ltd.	2,578,680
178,500	Jardine Strategic Holdings Ltd.	1,785,000
		4,801,755
	Brazil — 0.9%
8,100,000	Cia de Saneamento Basico do Estado de Sao Paulo	402,029
19,200	Cia Siderurgica Nacional SA - Sponsored ADR (†)	462,720
38,543	Cia Vale do Rio Doce - ADR	1,218,344
122,500	Cia Vale do Rio Doce - Sponsored ADR (†)	3,254,825
32,700	Petroleo Brasileiro SA - ADR	1,444,686
52,700	Votorantim Celulose Papel SA - ADR	685,100
		7,467,704

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value (+)
	Canada — 3.7%
200,400	Abitibi-Consolidated, Inc. - New York Stock Exchange	$927,852
61,300	Abitibi-Consolidated, Inc. - Toronto Stock Exchange	283,738
8,400	ACE Aviation Holdings, Inc., Class A (*)	263,140
43,900	Agrium, Inc.	804,449
22,000	Alcan, Inc.	836,467
21,500	BCE, Inc.	537,567
584,700	Bombardier, Inc., Class B	1,304,864
8,500	Brascan Corp., Class A	320,875
60,600	Cameco Corp.	2,680,944
3,750	Canadian National Railway Co.	237,412
6,000	Canadian Natural Resources Ltd.	340,920
62,500	Canadian Natural Resources Ltd. - Toronto Stock Exchange	3,531,430
53,100	Domtar, Inc.	451,187
47,750	Encana Corp. - Toronto Stock Exchange	3,371,726
10,100	Fairmont Hotels & Resorts, Inc.	334,260
22,700	Imperial Oil Ltd. - Toronto Stock Exchange	1,726,540
1,700	Magna International, Inc.	113,730
409,900	Nortel Networks Corp. (*)	1,114,660
3,800	Novelis, Inc.	83,233
20,071	Petro-Canada	1,165,424
43,500	Placer Dome, Inc.	705,570
49,900	Rogers Communications, Inc., Class B	1,358,191
46,484	Suncor Energy, Inc.	1,872,270
96,700	Talisman Energy - Toronto Stock Exchange	3,308,189
29,829	Western Oil Sands, Inc., Class A (*)	1,380,687
		29,055,325
	China — 0.3%
20,500	Aluminum Corp. of China Ltd.	1,199,660
20,800	China Petroleum & Chemical Corp. - ADR	840,070
48,500	Tsingtao Brewery Co. Ltd.	50,681
		2,090,411
	Denmark — 0.1%
4,800	Coloplast A/S, Class B	250,375
13,333	Vestas Wind Systems A/S (*)	193,057
5,700	William Demant Holding A/S (*)	285,388
		728,820
	Finland — 0.3%
23,400	Metso Oyj	420,291
38,430	M-real Oyj, Class B	227,752
40,300	Sampo Oyj, Class A	586,610
10,300	Tietoenator Oyj	352,999
39,068	UPM-Kymmeme Oyj	868,248
		2,455,900
	France — 1.2%
28,500	Alcatel SA (*)	346,695
3,700	Atos Origin SA (*)	250,774
13,200	AXA SA	352,543
6,700	BNP Paribas	475,873
8,700	Carrefour SA	462,907
9,100	Compagnie de Saint-Gobain	555,860
4,200	Groupe Danone	418,942

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value (+)
4,504	Sanofi-Aventis	$380,778
153,800	Scor SA (*)	331,811
8,879	Societe Generale, Class A	924,898
6,200	Thales SA	259,220
7,917	Total SA	1,857,224
25,700	Total SA - Sponsored ADR (†)	3,012,811
		9,630,336
	Germany — 0.9%
9,500	BASF AG	675,240
52,859	Bayer AG	1,749,743
37,908	Bayerische Hypo-und Vereinsbank AG (*)	929,671
8,400	Bayerische Motoren Werke AG	382,643
11,200	Deutsche Post AG	274,091
5,100	E. ON AG	438,722
8,200	Fresenius Medical Care AG	665,538
26,928	RWE AG	1,632,609
		6,748,257
	Hong Kong — 0.9%
59,000	Asia Satellite Telecom Holdings Ltd.	112,715
958,000	First Pacific Co. Ltd. (*)	304,006
154,000	Henderson Land Development Co. Ltd.	685,160
80,000	Hong Kong Aircraft Engineering Co. Ltd.	509,786
232,700	Hong Kong Electric Holdings Ltd.	1,035,303
158,000	Hong Kong Exchanges & Clearing Ltd.	408,201
351,000	Hong Kong Shanghai Hotels Ltd.	324,027
287,124	Hysan Development Co. Ltd.	568,774
731,000	i-Cable Communications Ltd.	264,775
174,000	Mandarin Oriental International Ltd.	146,160
1,027,009	New World Development Ltd.	1,007,343
234,000	Next Media Ltd. (*)	99,758
298,000	SmarTone Telecommunications Holdings Ltd.	328,591
150,000	Television Broadcasts Ltd.	755,832
272,000	Wheelock & Co. Ltd.	390,597
		6,941,028
	Indonesia — 0.2%
434,000	PT Astra International TBK	481,204
8,220,367	PT Bank Pan Indonesia TBK	438,362
185,000	PT Gudang Garam TBK	312,566
172,000	PT Hero Supermarket TBK (*)	54,488
1,487,000	PT Indofood Sukses Makmur TBK	182,146
1,706,000	PT Matahari Putra Prima TBK	118,898
166,000	PT Semen Gresik TBK	291,858
		1,879,522
	Ireland — 0.1%
77,400	Eircom Group plc	204,204
55,400	Fyffes plc	163,441
123,900	Independent News & Media plc	410,618
		778,263
	Italy — 0.4%
212,741	Banca Intesa SpA	1,083,836
7,324	FASTWEB (*)	359,329
35,700	Fiat SpA (*)	260,290
23,200	Luxottica Group SpA - ADR	473,280

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value (+)
4,400	Natuzzi SpA - Sponsored ADR (†)	$45,716
44,500	Saipem SpA	565,621
68,100	Unicredito Italiano SpA	400,933
		3,189,005
	Japan — 2.2%
2,900	Aisin Seiki Co. Ltd.	66,156
11,000	Alfresa Holdings Corp.	455,591
38,000	Bank of Fukuoka, Ltd. (The)	239,099
25,100	Canon, Inc.	1,349,336
50,000	Chiba Bank Ltd. (The)	324,420
14,000	Dai Nippon Printing Co. Ltd.	228,927
12,000	Daifuku Co. Ltd.	88,968
88	East Japan Railway Co.	473,897
11,600	FamilyMart Co. Ltd.	342,708
13,000	Fuji Photo Film Co. Ltd.	476,440
4,600	Fujitsu Frontech Ltd.	57,543
44,000	Hitachi Ltd.	273,972
11,400	Isetan Co., Ltd.	148,895
10,000	Ito-Yokado Co. Ltd.	400,150
33	Japan Tobacco, Inc.	367,147
11,000	JS Group Corp.	202,393
12,000	Kao Corp.	276,552
129,000	Kawasaki Heavy Industries, Ltd.	223,121
20,000	Kinden Corp.	156,881
43,000	Kirin Brewery Co. Ltd.	420,110
6,000	Koito Manufacturing Co. Ltd.	59,966
14,000	Matsushita Electric Industries Co.	206,806
40,114	Matsushita Electric Works Ltd.	346,160
17,000	Mitsubishi Corp.	220,765
11,000	Mitsubishi Gas Chemical Co., Inc.	51,730
17,000	NGK Insulators Ltd.	169,269
2,700	Nintendo Co. Ltd.	295,344
13,000	Nippon Meat Packers, Inc.	165,174
19,000	Nippon Mining Holdings, Inc.	104,628
49,000	Nippon Oil Corp.	348,626
32,000	Nippon Suisan Kaisha Ltd.	108,601
79	Nippon Telegraph and Telephone Corp.	346,401
10,000	Nisshinbo Industries, Inc.	81,619
10,000	Noritake Co. Ltd.	45,064
197	NTT DoCoMo, Inc.	331,526
14,000	Onward Kashiyama Co. Ltd.	207,199
3,000	Ryosan Co. Ltd.	78,815
5,000	Sankyo Co. Ltd.	242,614
6,000	SECOM Co. Ltd.	250,187
8,000	Sekisui House, Ltd.	85,639
40,000	Shimizu Corp.	205,310
14,000	Shiseido Co. Ltd.	185,209
16,000	Sompo Japan Insurance, Inc.	167,390
6,400	Sony Corp.	255,497
23,000	Sumitomo Electric Industries Ltd.	245,353
19,000	Sumitomo Forestry Co. Ltd.	187,939
19,000	Sumitomo Metal Mining Co. Ltd.	143,353
69	Sumitomo Mitsui Financial Group, Inc.	468,343
59,000	Sumitomo Trust & Banking Co. Ltd.	385,574

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value (+)
25,000	Taiyo Nippon Sanso Corp.	$146,784
38,400	Takeda Pharmaceutical Co. Ltd.	1,834,555
32,000	Tanabe Seiyaku Co. Ltd.	319,521
20,000	Tokyo Broadcasting System, Inc.	390,800
10,300	Tokyo Electric Power Co., Inc.	250,374
84,000	Tokyo Gas Co. Ltd.	339,267
3,000	Tokyo Ohka Kogyo Co. Ltd.	64,230
14,200	Toppan Forms Co. Ltd.	164,622
3,000	Toyo Seikan Kaisha Ltd.	55,843
8,000	Toyota Motor Corp.	298,429
6,000	Yamaha Motor Co. Ltd.	102,936
6,000	Yamatake Corp.	73,485
48,000	Yokohama Bank Ltd.	293,493
		16,896,746
	Luxembourg — 0.1%
31,800	Arcelor SA	728,628

	Malaysia — 0.3%
22,800	British American Tobacco Berhad	261,000
53,000	Carlsberg Brewery Malaysia Berhad	159,000
217,000	CIMB Berhad	294,092
191,000	Commerce Asset-Holding Berhad	230,205
166,000	Kumpulan Guthrie Berhad	94,358
100,000	Malaysian Airlines System Berhad	100,000
369,000	Multi-Purpose Holdings Berhad (*)	86,909
250,000	Resorts World Berhad	615,132
121,000	Telekom Malaysia Berhad	310,461
		2,151,157
	Mexico — 0.1%
700	America Movil SA de CV	36,120
248,900	Grupo Continental SA	441,415
800	Telefonos de Mexico SA de CV, Class L - ADR	27,624
		505,159
	Netherlands — 1.3%
15,175	Heineken NV	527,174
50,562	ING Groep NV	1,531,111
40,800	Koninklijke (Royal) KPN NV - Amsterdam Exchange	365,877
19,600	Koninklijke (Royal) Philips Electronics NV - Amsterdam Exchange	541,304
3,993	Koninklijke Boskalis Westminster NV	156,723
120,268	Reed Elsevier NV	1,817,842
57,160	Royal Dutch Petroleum Co. - Amsterdam Exchange	3,426,162
25,100	Royal Dutch Petroleum Co. - New York Stock Exchange	1,507,004
7,400	Royal Nedlloyd NV (*)	416,915
9,464	Wolters Kluwer NV	173,305
		10,463,417
	New Zealand — 0.2%
93,722	Carter Holt Harvey Ltd.	131,634
317,095	Telecom Corporation of New Zealand Ltd.	1,370,002
		1,501,636
	Norway — 0.1%
30,600	DNB NOR ASA	313,783
3,900	Schibsted ASA	102,836
		416,619

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value (+)
	Panama — 0.1%
34,600	Banco Latinoamericano de Exportaciones SA	$707,224

	Philippines (The) — 0.3%
522,000	ABS-CBN Broadcasting Corp. - PDR	144,934
8,898,800	Ayala Corp.	1,231,331
358,000	Banco de Oro Universal Bank (*)	175,985
57,400	Globe Telecom, Inc.	919,654
376,000	Jollibee Foods Corp.	195,102
		2,667,006
	Poland — 0.1%
13,350	Bank Pekao SA (*)	592,814

	Russia — 0.2%
13,270	Lukoil Oil Co. - ADR	1,796,758

	Singapore — 0.4%
627,000	BIL International Ltd.	437,185
54,000	Great Eastern Holdings Ltd.	458,376
26,000	Overseas Union Enterprise Ltd.	128,479
115,000	Overseas-Chinese Banking Corp. Ltd.	962,226
488,000	SembCorp Marine Ltd.	571,054
349,000	United Industrial Corp.	224,301
		2,781,621
	South Africa — 1.2%
42,839	Anglo American Platinum Corp. Ltd.	1,610,657
20,856	Anglo American plc - Johannesburg Exchange	493,272
31,174	Anglo American plc - London Exchange	739,275
193,200	FirstRand Ltd.	413,795
77,133	Gold Fields Ltd.	898,517
7,706	Impala Platinum Holdings Ltd.	650,034
40,800	JD Group Ltd.	403,165
48,804	Nedcor Ltd.	589,686
9,500	Pretoria Portland Cement Co. Ltd.	337,642
210,300	RMB Holdings Ltd.	724,118
56,654	Sasol Ltd.	1,322,101
78,100	Sun International Ltd.	790,568
91,100	Venfin Ltd.	402,531
		9,375,361
	South Korea — 0.1%
430	Hyundai Motor Co. Ltd.	23,289
730	Kookmin Bank	32,600
460	Korea Electric Power Corp.	11,823
16,980	Korea Gas Corp.	524,198
100	POSCO	19,793
80	Samsung Electronics Co. Ltd.	39,547
		651,250
	Spain — 1.1%
6,700	Acciona SA	606,053
38,200	Acerinox SA	628,030
8,700	Banco Popular Espanol SA	564,217
129,978	Banco Santander Central Hispanoamer SA	1,586,214
66,197	Iberdrola SA	1,736,145
17,480	NH Hoteles SA	225,361

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value (+)
2,300	Prosegur Cia de Seguridad SA	$49,322
30,600	Repsol SA - Sponsored ADR (†)	812,430
8,000	Sogecable SA (*)	321,170
136,335	Telefonica SA	2,381,404
6,800	Viscofan SA	67,431
		8,977,777
	Sweden — 0.2%
25,300	Assa Abloy AB	359,212
5,600	Hoganas AB, Class B	161,404
8,700	Svenska Cellulosa AB	329,190
25,200	Svenska Handelsbanken AB, Class A	597,512
187,700	Telefonaktiebolaget LM Ericsson, Class B	530,331
		1,977,649
	Switzerland — 0.3%
5,900	Adecco SA	325,220
1,900	Alcon, Inc.	169,651
16,200	Compagnie Financiere Richemont AG	510,370
290	Geberit AG	213,139
3,040	Logitech International SA (*)	185,552
11,900	Novartis AG	557,110
400	Publigroupe SA	127,360
		2,088,402
	Taiwan — 0.1%
177,200	Asustek Computer, Inc. - GDR	485,106

	Thailand — 0.5%
331,000	Advanced Information Service Public Co. Ltd.	846,223
224,000	GMM Grammy Public Co. Ltd.	92,773
321,000	Kasikornbank Public Co. Ltd.	480,084
108,000	MBK Public Co. Ltd.	139,435
327,000	National Finance Public Co. Ltd.	125,399
103,700	Siam Cement Public Co. Ltd.	699,905
168,100	Siam Cement Public Co. Ltd. - NVDR	1,074,396
84,000	Siam Commercial Bank Public Co. Ltd.	108,449
923,700	Thai Union Frozen Products Public Co. Ltd. - NVDR	655,316
		4,221,980
	United Kingdom — 5.0%
60,400	Amvescap plc	380,915
48,300	Arriva plc	479,155
53,500	Associated British Ports Holdings plc	485,755
68,195	Aviva plc	818,269
40,200	BAA plc	443,238
144,300	BAE Systems plc	707,577
64,400	Barclays plc	658,344
261,754	BG Group plc	2,034,085
47,082	BOC Group plc	906,565
171,249	Boots Group plc	2,017,597
187,070	BP plc	1,938,879
57,100	BP plc - ADR	3,563,040
253,105	Brambles Industries plc	1,449,150
57,800	BT Group plc	224,445
14,000	Bunzl plc	136,769
205,300	Cable & Wireless Communications plc	501,406

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value (+)
52,400	Capita Group plc	$372,297
7,800	Carnival plc	428,312
79,500	Compass Group plc	362,789
35,000	Devro plc	84,654
44,800	Diageo plc	631,519
98,900	Enodis plc (*)	209,307
17,200	Enterprise Inns plc	250,584
193,569	GKN plc	928,136
99,401	GlaxoSmithKline plc	2,278,355
57,400	Hanson plc	542,858
45,600	Hays plc	114,600
98,336	HBOS plc	1,532,980
55,000	Hilton Group plc	312,823
75,600	ICAP plc	392,134
1	Intercontinental Hotels Group plc	12
22,100	Intertek Testing Services plc	323,015
833,200	Invensys plc (*)	244,034
49,200	Kidde plc	155,257
188,950	Lloyds TSB Group plc	1,706,651
60,000	MyTravel Group plc, Class A (*)	6,655
220,900	Pilkington plc	494,634
25,000	Provident Financial plc	334,459
16,300	Reckitt Benckiser plc	518,064
59,000	Reed Elsevier plc	611,503
20,400	Rexam plc	183,006
24,200	Rio Tinto plc	782,412
116,100	Sage Group plc (The)	441,507
96,900	Shell Transport & Trading Co. plc	869,736
22,300	Shell Transport & Trading Co. plc - ADR	1,212,228
21,400	Smiths Group plc	344,325
172,200	Stagecoach Group plc	359,555
58,700	Sygen International Group plc	39,931
103,400	Tesco plc	618,392
4,100	Travis Perkins plc	129,768
89,989	Unilever plc	889,326
141,663	Vedanta Resources Ltd.	1,260,803
194,100	Vodafone Group plc	515,314
26,600	WPP Group plc	302,837
94,457	Xstrata plc	1,802,708
		39,332,669
	Total Foreign Common Stocks (Cost $156,316,926)	196,812,426
	Total Common Stocks (Cost $327,527,170)	390,668,210

Principal Amount		Interest Rate	Maturity Date
	Asset-Backed Securities — 3.4%
$350,000	ACE Securities Corp., Ser. 2003-NC1, Class M2 (FRN)	4.750%	07/25/33	360,241
300,000	ACE Securities Corp., Ser. 2003-OP1, Class M2 (FRN)	4.350%	12/25/33	303,711
254,000	Asset Backed Securities Corp., Home Equity Loan Trust, Ser. 2004-HE1, Class M2 (FRN)	4.460%	01/15/34	263,892
1,181,715	Bank of America Funding Corp., Ser. 2004-B, Class 1A2	4.061%	12/20/34	1,181,391
275,000	Centex Home Equity, Ser. 2003-B, Class M2 (FRN)	4.550%	06/25/33	281,339

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Principal Amount		Interest Rate	Maturity Date	Value (+)
$156,656	Chase Funding Loan Acquisition Trust, Ser. 2003-C1, Class IA2	1.996%	01/25/26	$156,158
1,520,000	Chase Funding Loan Acquisition Trust, Ser. 2004-AQ1, Class A2 (FRN)	3.250%	05/25/34	1,527,018
250,000	Chase Funding Loan Acquisition Trust, Ser. 2003-C1, Class 2M2 (FRN)	4.300%	10/25/32	254,462
221,304	Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2000-2, Class IA5	8.321%	05/25/30	226,190
49,797	CIT Group Home Equity Loan Trust, Ser. 2003-1, Class A2	2.350%	04/20/27	49,654
500,000	Countrywide Asset-Backed Certificates, Ser. 2003-BC3, Class M3 (FRN)	4.350%	01/25/33	506,301
220,629	Countrywide Asset-Backed Certificates, Ser. 2004-1, Class 3A (FRN)	3.130%	04/25/34	220,721
1,600,000	Countrywide Asset-Backed Certificates, Ser. 2004-11, Class A2 (FRN)	3.230%	03/25/33	1,607,548
1,500,000	Countrywide Asset-Backed Certificates, Ser. 2004-14, Class A2 (FRN)	3.120%	10/25/33	1,507,229
1,000,000	Countrywide Home Equity Loan Trust, Ser. 2005-A, Class 2A	2.830%	02/15/30	1,001,563
500,000	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2003-FF1, Class M2 (FRN)	4.500%	07/25/33	509,278
880,446	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2004-FFC, Class A (FRN)	3.080%	06/25/35	880,631
265,000	First Franklin Mortgage Loan Asset-Backed Certificates, Ser. 2003-FF5, Class M2, (FRN)	4.350%	03/25/34	271,896
1,067,591	Harborview Mortgage Loan Trust, Ser. 2004-7, Class 2A2 (FRN)	3.829%	08/19/07	1,049,373
926,941	Harborview Mortgage Loan Trust, Ser. 2004-8, Class 2A3 (FRN)	3.260%	11/19/34	929,716
124,243	Impac CMB Trust, Ser. 2003-5, Class M2 (FRN)	4.600%	08/25/33	126,660
224,823	Impac CMB Trust, Ser. 2003-6, Class M (FRN)	4.550%	07/25/33	229,256
123,210	Impac CMB Trust, Ser. 2003-7, Class M (FRN)	4.500%	08/25/33	125,347
253,530	Impac CMB Trust, Ser. 2004-4, Class 1M5 (FRN)	4.150%	09/25/34	253,346
178,887	Impac CMB Trust, Ser. 2004-7, Class M5 (FRN)	4.250%	11/25/34	179,436
664,386	Impac CMB Trust, Ser. 2004-9, Class M4 (FRN)	3.900%	02/25/35	666,355
400,000	Long Beach Mortgage Loan Trust, Ser. 2003-4, Class M2, (FRN)	4.600%	08/25/33	407,256
668,297	Master Asset Backed Securities Trust, Ser. 2005-NC1, Class A3 (FRN)	2.980%	12/25/34	668,404
1,239,087	MLCC Mortgage Investors, Inc., Ser. 2004-D, Class A2 (FRN)	3.473%	08/25/29	1,240,332
606,000	Morgan Stanley ABS Capital, Inc., Ser. 2004-NC1, Class M2 (FRN)	4.400%	12/27/33	618,642
500,000	New Century Home Equity Loan Trust, Ser. 2003-2, Class M2 (FRN)	4.850%	01/25/33	509,113
300,000	New Century Home Equity Loan Trust, Ser. 2003-6, Class M2 (FRN)	4.450%	01/25/34	307,709
350,000	New Century Home Equity Loan Trust, Ser. 2004-1, Class M2 (FRN)	4.200%	05/25/34	351,675
1,600,000	Option One Mortgage Loan Trust, Ser. 2004-3, Class A3 (FRN)	3.150%	11/25/34	1,604,528
460,786	Option One Mortgage Loan Trust, Ser. 2005-1, Class A2 (FRN)	2.980%	02/15/14	460,706
236,778	Park Place Securities, Inc., Ser. 2005-WCH1, Class A3A (FRN)	2.970%	10/25/23	236,856
250,000	Residential Asset Securities Corp., Ser. 2003-KS10, Class M-II-2 (FRN)	4.200%	12/25/33	254,502
583,831	Residential Asset Securities Corp., Ser. 2003-KS7, Class AI2	2.667%	01/25/24	582,094
1,478,663	Residential Asset Securities Corp., Ser. 2004-KS9, Class AII4 (FRN)	3.150%	10/25/34	1,482,581
111,113	Residential Funding Mortgage Securities II, Ser. 2003-HI3, Class AI2	2.680%	12/25/13	110,855

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Principal Amount		Interest Rate	Maturity Date	Value (+)
$1,121,916	Structured Asset Investment Loan Trust, Ser. 2004-3, Class A2 (FRN)	2.990%	04/25/34	$1,121,927
250,000	Structured Asset Securities Corp., Ser. 2003-S2, Class A3	4.650%	12/25/33	250,923
250,000	Structured Asset Securities Corp., Ser. 2003-S2, Class A4	5.200%	12/25/33	252,794
96,786	Wachovia Asset Securitization, Inc., Ser. 2002-1, Class 1A1	6.250%	10/25/33	97,423
1,484,157	Washington Mutual, Inc., Ser. 2005-AR1, Class A3 (FRN)	3.235%	02/25/35	1,486,291
	Total Asset-Backed Securities (Cost $26,623,100)			26,713,323

	US Treasury Securities — 13.9%
50,414,848	US Treasury Inflation-Indexed Bond	1.625%	01/15/15	49,670,692
13,678,812	US Treasury Inflation-Indexed Note (††)	1.875%	07/15/13	13,917,302
13,151,060	US Treasury Inflation-Indexed Note	2.000%	07/15/14	13,432,822
33,389,000	US Treasury Note (†††)	4.000%	02/15/15	32,079,517
	Total US Treasury Securities (Cost $109,256,237)			109,100,333

	US Government Agency Obligations - Agency Notes — 0.2%
913,851	FHLMC (FRN)	2.884%	07/01/34	891,257
1,000,000	FNMA	5.000%	09/08/08	1,006,987
	Total US Government Agency Obligations - Agency Notes (Cost $1,905,227)			1,898,244

	US Government Agency Obligations - Mortgage-Backed — 0.8%
96,122	FHLMC, Ser. 2902, Class HI	5.000%	05/15/18	14,930
200,000	FHLMC, Ser. 2934, Class HI	5.000%	02/15/20	42,944
685,342	FHLMC, Ser. T-045, Class A-3	4.105%	10/27/31	684,500
1,206,323	FHLMC, Ser. T-057, Class 1A3	7.500%	07/25/43	1,269,630
100,000	FHLMC, Series 2934, Class KI	5.000%	02/15/20	21,018
2,300,000	FNMA TBA	5.000%	04/01/18	2,297,843
224,628	FNMA, Ser. 2001-W1, Class AF-5	7.016%	08/25/31	224,750
1,289,448	FNMA, Ser. 2002-W8, Class A3	7.500%	06/25/42	1,358,233
366,110	GNMA, Ser. 2001-65, Class PG	6.000%	07/20/28	369,506
	Total US Government Agency Obligations - Mortgage-Backed (Cost $6,392,124)			6,283,354

Number of Shares
	Commingled Investment Vehicles — 22.1%
	Exchange Traded Funds — 1.1%
35,100	iShares MSCI Emerging Markets Index Fund	7,118,280
40,000	iShares MSCI South Korea Index Fund	1,272,400
		8,390,680
	Private Investment Funds — 21.0%
66,281	Bessent Global Fund, LP (*) (b) (c) (d) (e)	8,017,326
884,952	Canyon Value Realization Fund, LP (*) (b) (c) (d) (e)	24,218,799
6,235	Farallon Capital Institutional Partners, LP (*) (a) (b) (c) (d)	20,014,704

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value (+)
400,000	Freeman Fair Value Fund I, LP (*) (b) (c) (d) (f)	$41,789,054
13,549	Lone Picea, LP, Class B (*) (a) (b) (c) (d)	1,719,513
22,308	Lone Picea, LP, Class D (*) (a) (b) (c) (d)	2,842,676
21,527	Lone Redwood, LP (*) (a) (b) (c) (d)	12,827,770
184,771	Maverick Fund USA, Ltd. (*) (a) (b) (c) (d)	22,341,670
90,000	OZ Domestic Partners, LP (*) (a) (b) (c) (d)	11,615,978
60,000	Regiment Capital Ltd. (*) (a) (b) (c) (d)	6,752,067
108,782	Tosca (*) (a) (b) (c) (d)	12,737,305
		164,876,862
	Total Commingled Investment Vehicles (Cost $127,366,344)	173,267,542

	Preferred Stocks — 0.1%
	Metals — 0.0%
5,456	Anglo American Platinum Corp., Ltd. (*)	105,197

	Oil and Gas — 0.1%
17,800	Surgutneftegaz - ADR	631,900

	Total Preferred Stocks (Cost $479,341)	737,097

	Warrants — 0.0%
	Malaysia — 0.0%
18,100	Multi-Purpose Holdings Berhad Warrants, Expires 2/26/2009 (*) (Cost $500)	1,905

Principal Amount		Interest Rate	Maturity Date
	Short-Term Investments — 14.3%

	Repurchase Agreements — 5.0%
$793,125	Bear, Stearns & Co., Inc. Repurchase Agreement issued 3/30/05 (proceeds at maturity $793,354) (Collateralized by a $500,000 US Treasury Bond, 3.875%, due 04/15/29, with a market value of $687,620)	2.600%	04/01/05	793,125
36,038,651	Investors Bank & Trust Repurchase Agreement issued 03/31/04 (proceeds at maturity $36,040,673) (Collateralized by $24,145,697 GNMA, 3.0%, due 02/20/33, a $20,570,000 FNMA, 3.36%, due 04/15/2023 and a $15,730,000 FHLMC, 3.86%, due 12/25/23 with market values of $12,260,124, $21,007,458 and $4,582,706, respectively)	2.020%	04/01/05	36,038,651
2,200,000	Morgan Stanley Repurchase Agreement issued 3/31/05 (proceeds at maturity $2,201,172) (Collateralized by a $2,280,000 US Treasury Note, 4.0%, due 02/15/15, with a market value of $2,284,868)	2.740%	04/07/05	2,200,000
	Total Repurchase Agreements (Cost $39,031,776)			39,031,776

	US Treasury Securities — 9.3% (#)
1,000,000	US Treasury Bill (††)	1.930%	04/14/05	999,303
500,000	US Treasury Bill (††)	2.166%	05/19/05	498,250

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Principal Amount		Interest Rate	Maturity Date	Value (+)
$33,750,000	US Treasury Bill	2.355%	06/02/05	$33,596,370
1,000,000	US Treasury Bill	2.413%	06/16/05	994,305
10,500,000	US Treasury Bill (††)	2.536%	06/23/05	10,434,816
12,000,000	US Treasury Bill	2.571%	07/07/05	11,911,824
15,000,000	US Treasury Bill	2.996%	09/15/05	14,792,730
	Total US Treasury Securities (Cost $73,276,115)			73,227,598
	Total Short-Term Investments (Cost $112,307,891)			112,259,374

	Total Investments — 104.6% (Cost $711,857,934)			820,929,382
	Liabilities in Excess of Other Assets — (4.6%)			(36,110,004)
	Net Assets — 100.0%			$784,819,378

Number of Shares
	Short Portfolio — (3.0%)

	Exchange Traded Funds — (2.8%)
81,800	iShares Cohen & Steers Realty Majors Index Fund	$(10,220,910)
275,800	Energy Select Sector SPDR Fund	(11,818,030)
		(22,038,940)

Principal Amount
	US Treasury Securities — (0.2%)
$1,159,940	US Treasury Inflation-Indexed Bond, 3.875%, 04/15/29	(1,595,250)
	Total Short Portfolio (Proceeds $23,606,194)	$(23,634,190)

Summary of Industry Classifications (as a % of total net assets):

Basic Industries	0.7%
Capital Equipment	5.6
Consumer Goods	6.7
Energy	10.3
Finance	12.7
Industrial	0.2
Private Investment Funds (d)	21.0
Materials	6.5
Multi-Industry	1.3
Other	5.0
Services	7.5
US Government Obligations	14.7
US Treasury Obligations	9.3
Utilities	0.1
Forward Currency Contracts	(0.1)
Futures	(0.2)
Reverse Repurchase Agreements	(4.5)
Other Assets (Liabilities)	3.2
Total	100.0%

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
NVDR	Non-Voting Depositary Receipt
PDR	Phillippine Depositary Receipt
REIT	Real Estate Investment Trust
TBA	To be Announced

(#)	Interest rate represents the yield to maturity at the time of purchase.

(*)	Non-income producing security.

(†)	A Sponsored ADR is an American Depositary Receipt that is issued through the cooperation of the company whose stock will be the underlying asset.

(††)

Security or a portion thereof is held as initial margin for financial futures and held as collateral for short sales. See Appendix B of Notes to Financial Statements for further information on financial futures contracts.

(†††)	Security or a portion thereof is held as collateral by the counterparty for reverse repurchase agreements. See Appendix C of Notes to Financial Statements.

(+)	See Note 2 to the Financial Statements.

(♦)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2005, the aggregate market value of this security was $714,000 or 0.09% of net assets.

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

(a)	Illiquid security.

(b)	Restricted security.

(c)	Security is valued in good faith under procedures established by the board of directors.

(d)	Portfolio holdings information of the Private Investment Funds is not available as of March 31, 2005. These positions are therefore grouped into their own industry classification.

(e)

The valuation committee has determined these partnership interests to be liquid based on liquidity letters issued by the funds’ advisor and duly ratified by the TIP board of directors. In the case of Bessent Global Fund, LP, the liquidity letter states that the funds’ interest may be redeemed upon seven days’ notice and payment of a 5% redemption fee. The fund’s advisor, TAS, has agreed to reimburse the fund for any redemption fees incurred pursuant to the terms of the liquidity letter.

(f)

The valuation committee has determined the partnership interest in Freeman Fair Value Fund I, LP to be liquid based on the ability to redeem the private investment fund interest upon seven days’ notice and payment of a 0.25% redemption fee. The TIP board of directors duly ratified the liquidity determination and agreed to fair value the private investment fund at 99.75% of its stated market value to take into account this potential redemption fee.

See accompanying Notes to Financial Statements.

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2005

Number of Shares		Value (+)
	Common Stocks — 81.9%

	Australia — 4.5%
94,000	Alumina Ltd.	$428,284
203,541	Amcor Ltd.	1,127,336
35,734	Australia and New Zealand Banking Group Ltd.	569,979
43,300	Caltex Australian Ltd.	519,168
118,768	Coles Myer Ltd.	864,525
376,441	Foster’s Group Ltd.	1,493,835
79,571	National Australia Bank Ltd.	1,745,003
150,965	Santos Ltd.	1,051,011
269,958	Telstra Corp. Ltd.	1,062,924
2,531	Wesfarmers Ltd.	77,805
24,772	WMC Resources Ltd.	152,724
		9,092,594
	Belgium — 1.1%
1,737	Electrabel SA	781,318
47,887	Fortis	1,369,822
		2,151,140
	Bermuda — 1.8%
140,620	Jardine Matheson Holdings Ltd.	2,446,788
126,312	Jardine Strategic Holdings Ltd. - GDR (*)	1,244,398
		3,691,186
	Brazil — 0.5%
9,560,000	Cia de Saneamento Basico do Estado de Sao Paulo	474,494
48,950	Votorantim Celulose Papel SA - ADR	636,350
		1,110,844
	Canada — 1.6%
30,000	Abitibi-Consolidated, Inc. - Toronto Stock Exchange	138,860
3,800	ACE Aviation Holdings, Inc., Class A (*)	119,040
6,710	Agrium, Inc.	122,958
7,500	Alcan, Inc.	285,159
7,800	BCE, Inc.	195,024
335,900	Bombardier, Inc., Class B	749,622
3,800	Fairmont Hotels & Resorts, Inc.	125,761
10,072	Imperial Oil Ltd. - Toronto Stock Exchange	766,066
69,620	Nortel Networks Corp. (*)	189,321
1,500	Novelis, Inc.	32,855
20,800	Rogers Communications, Inc., Class B	566,140
		3,290,806
	Chile — 0.3%
15,500	Banco Santander Chile SA - ADR	513,515

	China — 0.2%
1,008,000	China Telecom Corp.	352,183

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value (+)
	Croatia — 0.2%
42,490	Pliva DD - GDR	$498,828

	Czech Republic — 0.1%
264	Philip Morris CR A/S	217,344

	Denmark — 0.4%
5,200	Coloplast A/S, Class B	271,240
16,166	Vestas Wind Systems A/S (*)	234,077
7,600	William Demant Holding A/S (*)	380,517
		885,834
	Finland — 1.3%
28,400	Metso Oyj	510,097
43,815	M-real Oyj, Class B	259,665
42,800	Sampo Oyj, Class A	623,000
12,220	Tietoenator Oyj	418,801
31,968	UPM-Kymmeme Oyj	710,457
		2,522,020
	France — 4.7%
34,600	Alcatel SA (*)	420,899
4,400	Atos Origin SA (*)	298,218
14,200	AXA SA	379,251
7,908	BNP Paribas	561,673
10,546	Carrefour SA	561,128
35,738	Compagnie de Saint-Gobain	2,183,004
4,800	Groupe Danone	478,791
5,176	Sanofi-Aventis	437,591
201,820	Scor SA (*)	435,410
12,626	Societe Generale, Class A	1,315,212
7,500	Thales SA	313,573
8,337	Total SA	1,955,750
		9,340,500
	Germany — 3.6%
9,100	BASF AG	646,809
39,304	Bayer AG	1,301,044
36,583	Bayerische Hypo-und Vereinsbank AG (*)	897,176
10,200	Bayerische Motoren Werke AG	464,638
13,600	Deutsche Post AG	332,825
6,100	E. ON AG	524,745
3,400	Fresenius Medical Care AG	275,955
15,780	Fresenius Medical Care AG - ADR	428,900
3,576	Lanxess (*)	73,571
35,948	RWE AG	2,179,480
		7,125,143
	Hong Kong — 2.8%
28,000	Asia Satellite Telecom Holdings Ltd.	53,492
684,000	First Pacific Co. Ltd. (*)	217,057
108,000	Henderson Land Development Co. Ltd.	480,502
59,000	Hong Kong Aircraft Engineering Co. Ltd.	375,967
187,500	Hong Kong Electric Holdings Ltd.	834,204
110,000	Hong Kong Exchanges & Clearing Ltd.	284,190

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value (+)
215,000	Hong Kong Shanghai Hotels Ltd.	$198,478
203,178	Hysan Development Co. Ltd.	402,482
491,000	i-Cable Communications Ltd.	177,845
118,881	Mandarin Oriental International Ltd.	99,860
714,047	New World Development Ltd.	700,374
300,000	Next Media Ltd. (*)	127,895
202,478	SmarTone Telecommunications Holdings Ltd.	223,264
89,000	Television Broadcasts Ltd.	448,460
219,571	Wharf Holdings Ltd.	693,958
155,000	Wheelock & Co. Ltd.	222,583
		5,540,611
	Indonesia — 0.6%
292,307	PT Astra International TBK	324,100
5,467,922	PT Bank Pan Indonesia TBK	291,584
343,000	PT Citra Marga Nusaphala Persada TBK (*)	35,857
114,000	PT Gudang Garam TBK	192,608
1,067,000	PT Indofood Sukses Makmur TBK	130,699
1,420,000	PT Matahari Putra Prima TBK	98,965
415,000	PT Mulia Industrindo TBK (*)	16,872
121,000	PT Semen Gresik TBK	212,740
		1,303,425
	Ireland — 0.5%
103,000	Eircom Group plc	271,744
72,300	Fyffes plc	213,300
151,340	Independent News & Media plc	501,557
		986,601
	Italy — 2.4%
456,531	Banca Intesa SpA	2,325,856
9,010	FASTWEB (*)	442,047
43,100	Fiat SpA (*)	314,244
28,400	Luxottica Group SpA - ADR	579,360
6,600	Natuzzi SpA - Sponsored ADR (†)	68,574
45,600	Saipem SpA	579,602
82,700	Unicredito Italiano SpA	486,889
		4,796,572
	Japan — 14.9%
6,800	Aisin Seiki Co. Ltd.	155,123
1,400	Alfresa Holdings Corp.	57,984
32,000	Bank of Fukuoka, Ltd. (The)	201,346
25,900	Canon, Inc.	1,392,343
67,000	Chiba Bank Ltd. (The)	434,723
25,000	Dai Nippon Printing Co. Ltd.	408,798
27,000	Dai-Dan Co. Ltd.	201,692
15,000	Daifuku Co. Ltd.	111,210
122	East Japan Railway Co.	656,993
18,500	Eisai Co. Ltd.	629,581
800	Ezaki Glico Co. Ltd.	6,896
18,000	FamilyMart Co. Ltd.	531,788
17,000	Fuji Photo Film Co. Ltd.	623,037
8,500	Fujitsu Frontech Ltd.	106,329
189,000	Hitachi Ltd.	1,176,832

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value (+)
10,000	Inabata & Co. Ltd.	$85,453
14,000	Isetan Co., Ltd.	182,853
13,000	Ito-Yokado Co. Ltd.	520,194
67	Japan Tobacco, Inc.	745,419
12,000	JS Group Corp.	220,793
16,000	Kao Corp.	368,736
167,000	Kawasaki Heavy Industries, Ltd.	288,846
233	KDDI Corp.	1,156,722
18,000	Kinden Corp.	141,193
64,000	Kirin Brewery Co. Ltd.	625,280
12,000	Koito Manufacturing Co. Ltd.	119,933
1,000	Lintec Corp.	14,576
85,000	Matsushita Electric Industries Co.	1,255,610
42,772	Matsushita Electric Works Ltd.	369,096
42	Millea Holdings, Inc.	612,565
22,000	Mitsubishi Corp.	285,696
43,000	Mitsubishi Gas Chemical Co., Inc.	202,216
29,000	NGK Insulators Ltd.	288,753
3,600	Nintendo Co. Ltd.	393,792
19,000	Nippon Meat Packers, Inc.	241,408
37,000	Nippon Mining Holdings, Inc.	203,749
103,000	Nippon Oil Corp.	732,825
58,000	Nippon Suisan Kaisha Ltd.	196,840
106	Nippon Telegraph and Telephone Corp.	464,791
28,000	Nisshinbo Industries, Inc.	228,534
32,000	Noritake Co. Ltd.	144,203
311	NTT DoCoMo, Inc.	523,373
2,000	Ono Pharmaceutical Co. Ltd.	104,525
20,000	Onward Kashiyama Co. Ltd.	295,999
8,000	Ryosan Co. Ltd.	210,172
6,400	Sankyo Co. Ltd.	310,546
9,000	Sankyo Seiko Co. Ltd.	39,463
6,500	SECOM Co. Ltd.	271,036
9,000	Sekisui House, Ltd.	96,344
32,000	Shimizu Corp.	164,248
12,000	Shiseido Co. Ltd.	158,751
28,000	Sompo Japan Insurance, Inc.	292,932
8,800	Sony Corp.	351,309
39,000	Sumitomo Electric Industries Ltd.	416,034
38,000	Sumitomo Forestry Co. Ltd.	375,879
44,000	Sumitomo Metal Mining Co. Ltd.	331,975
98	Sumitomo Mitsui Financial Group, Inc.	665,183
80,000	Sumitomo Trust & Banking Co. Ltd.	522,812
10,000	Sumitomo Wiring Systems Ltd.	212,229
74,000	Taiyo Nippon Sanso Corp.	434,480
45,200	Takeda Pharmaceutical Co. Ltd.	2,159,424
30,000	Tanabe Seiyaku Co. Ltd.	299,551
22,000	Tokyo Broadcasting System, Inc.	429,880
14,100	Tokyo Electric Power Co., Inc.	342,745
140,000	Tokyo Gas Co. Ltd.	565,445
8,900	Tokyo Ohka Kogyo Co. Ltd.	190,548

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value (+)
18,700	Toppan Forms Co. Ltd.	$216,791
4,000	Toyo Seikan Kaisha Ltd.	74,458
49,000	Toyota Motor Corp.	1,827,880
129	West Japan Railway Co.	527,048
11,000	Yamaha Motor Co. Ltd.	188,715
16,000	Yamatake Corp.	195,961
64,000	Yokohama Bank Ltd.	391,324
		29,971,811
	Luxembourg — 0.4%
33,740	Arcelor SA	773,079

	Malaysia — 1.2%
19,000	British American Tobacco Berhad	217,500
39,000	Carlsberg Brewery Malaysia Berhad	117,000
151,000	CIMB Berhad	204,645
107,000	Commerce Asset-Holding Berhad	128,963
112,000	Kumpulan Guthrie Berhad	63,663
63,000	Malaysian Airlines System Berhad	63,000
224,200	Malaysian International Shipping Corp. Berhad (foreign shares)	961,700
204,000	Multi-Purpose Holdings Berhad (*)	48,047
169,000	Resorts World Berhad	415,829
82,000	Telekom Malaysia Berhad	210,395
		2,430,742
	Mexico — 0.4%
800	America Movil SA de CV	41,280
377,600	Grupo Continental SA	669,660
800	Telefonos de Mexico SA de CV, Class L - ADR	27,624
		738,564
	Netherlands — 4.3%
18,450	Heineken NV	640,946
58,864	ING Groep NV	1,782,511
49,450	Koninklijke (Royal) KPN NV - Amsterdam Exchange	443,447
23,782	Koninklijke (Royal) Philips Electronics NV - Amsterdam Exchange	656,801
5,542	Koninklijke Boskalis Westminster NV	217,520
78,235	Reed Elsevier NV	1,182,517
48,442	Royal Dutch Petroleum Co. - Amsterdam Exchange	2,903,607
9,842	Royal Nedlloyd NV (*)	554,497
10,504	Wolters Kluwer NV	192,350
		8,574,196
	New Zealand — 1.0%
43,500	Carter Holt Harvey Ltd.	61,096
387,668	Telecom Corporation of New Zealand Ltd.	1,674,911
142,209	Wrightson Ltd.	182,498
		1,918,505
	Norway — 0.3%
37,100	DNB NOR ASA	380,436
4,900	Schibsted ASA	129,205
		509,641

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value (+)
	Panama — 0.3%
33,100	Banco Latinoamericano de Exportaciones SA	$676,564

	Philippines (The) — 0.9%
352,000	ABS-CBN Broadcasting Corp. - PDR	97,733
6,122,000	Ayala Corp.	847,104
245,000	Banco de Oro Universal Bank (*)	120,437
41,550	Globe Telecom, Inc.	665,708
252,000	Jollibee Foods Corp.	130,760
		1,861,742
	Poland — 0.2%
11,075	Bank Pekao SA (*)	491,791

	Russia — 0.2%
3,200	Lukoil Oil Co. - ADR	433,280

	Singapore — 1.0%
433,000	BIL International Ltd.	301,916
30,000	Great Eastern Holdings Ltd.	254,654
26,000	Overseas Union Enterprise Ltd.	128,479
90,000	Overseas-Chinese Banking Corp. Ltd.	753,047
357,000	SembCorp Marine Ltd.	417,759
240,000	United Industrial Corp.	154,247
		2,010,102
	South Africa — 2.3%
5,300	Anglo American Platinum Corp. Ltd.	199,269
159,000	FirstRand Ltd.	340,545
11,786	Gold Fields Ltd.	137,294
36,636	JD Group Ltd.	362,019
175,804	Nampak Ltd.	446,307
30,671	Nedcor Ltd.	370,590
9,100	Pretoria Portland Cement Co. Ltd.	323,426
165,000	RMB Holdings Ltd.	568,138
43,932	Sasol Ltd.	1,025,215
52,945	Sun International Ltd.	535,937
58,900	Venfin Ltd.	260,253
		4,568,993
	South Korea — 0.9%
950	Hyundai Motor Co. Ltd.	51,452
1,200	Kookmin Bank	53,589
950	Korea Electric Power Corp.	24,417
23,940	Korea Gas Corp.	739,064
48,110	KT&G Corp. (144A) - GDR (♦)	779,391
200	POSCO	39,586
170	Samsung Electronics Co. Ltd.	84,037
		1,771,536
	Spain — 4.6%
8,200	Acciona SA	741,736
46,300	Acerinox SA	761,199
10,500	Banco Popular Espanol SA	680,952
170,286	Banco Santander Central Hispanoamer SA	2,078,122

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value (+)
63,540	Iberdrola SA	$1,666,460
22,873	NH Hoteles SA	294,891
3,000	Prosegur Cia de Seguridad SA	64,333
9,700	Sogecable SA (*)	389,418
136,349	Telefonica SA	2,381,648
9,950	Viscofan SA	98,667
		9,157,426
	Sweden — 1.2%
30,700	Assa Abloy AB	435,881
7,500	Hoganas AB, Class B	216,166
10,600	Svenska Cellulosa AB	401,082
30,600	Svenska Handelsbanken AB, Class A	725,551
227,820	Telefonaktiebolaget LM Ericsson, Class B	643,687
		2,422,367
	Switzerland — 1.2%
6,700	Adecco SA	369,318
19,700	Compagnie Financiere Richemont AG	620,635
400	Geberit AG	293,984
4,000	Logitech International SA (*)	244,148
14,480	Novartis AG	677,896
510	Publigroupe SA	162,384
		2,368,365
	Taiwan — 0.6%
206,225	Asustek Computer, Inc. - GDR	565,506
27,700	Chunghwa Telecom Co., Ltd. - Sponsored ADR (†)	586,963
		1,152,469
	Thailand — 1.8%
492,200	Advanced Information Service Public Co. Ltd.	1,258,341
132,000	GMM Grammy Public Co. Ltd.	54,670
194,000	Kasikornbank Public Co. Ltd.	290,144
33,000	Matichon Public Co. Ltd.	62,431
89,000	MBK Public Co. Ltd.	114,905
250,000	National Finance Public Co. Ltd.	95,871
240,000	Post Publishing Public Co. Ltd.	32,213
74,000	Siam Cement Public Co. Ltd.	499,450
114,800	Siam Cement Public Co. Ltd. - NVDR	733,734
39,000	Siam Commercial Bank Public Co. Ltd.	50,352
521,200	Thai Union Frozen Products Public Co. Ltd. - NVDR	369,764
		3,561,875
	United Kingdom — 17.6%
70,100	Amvescap plc	442,088
13,731	Anglo American plc - ADR	328,171
67,482	Arriva plc	669,448
65,000	Associated British Ports Holdings plc	590,169
50,677	Aviva plc	608,071
48,800	BAA plc	538,060
170,000	BAE Systems plc	833,597
78,200	Barclays plc	799,418
223,663	BG Group plc	1,738,081
42,773	BOC Group plc	823,595

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value (+)
170,365	Boots Group plc	$2,007,182
182,100	BP plc	1,887,367
170,735	Brambles Industries plc	977,541
60,000	BT Group plc	232,988
17,700	Bunzl plc	172,915
239,200	Cable & Wireless Communications plc	584,200
63,650	Capita Group plc	452,227
9,456	Carnival plc	519,246
92,690	Compass Group plc	422,980
45,400	Devro plc	109,808
52,404	Diageo plc	738,709
138,400	Enodis plc (*)	292,903
21,500	Enterprise Inns plc	313,230
139,199	GKN plc	667,440
87,996	GlaxoSmithKline plc	2,016,943
71,750	Hanson plc	678,572
86,800	Hays plc	218,143
99,357	HBOS plc	1,548,896
54,600	Hilton Group plc	310,548
91,700	ICAP plc	475,643
40,537	Intercontinental Hotels Group plc	472,997
34,000	Intertek Testing Services plc	496,946
897,000	Invensys plc (*)	262,721
136,000	Kidde plc	429,166
163,238	Lloyds TSB Group plc	1,474,413
66,521	Mitchells & Butlers plc	433,030
131,000	MyTravel Group plc, Class A (*)	14,530
265,000	Pilkington plc	593,382
22,702	Provident Financial plc	303,716
19,760	Reckitt Benckiser plc	628,034
66,700	Reed Elsevier plc	691,309
24,800	Rexam plc	222,478
67,404	Rio Tinto plc	2,179,243
132,700	Sage Group plc (The)	504,634
111,200	Shell Transport & Trading Co. plc	998,087
25,950	Smiths Group plc	417,534
209,015	Stagecoach Group plc	436,425
73,000	Sygen International Group plc	49,659
118,100	Tesco plc	706,307
4,900	Travis Perkins plc	155,089
85,795	Unilever plc	847,878
215,300	Vodafone Group plc	571,597
31,600	WPP Group plc	359,761
		35,247,115
	Total Common Stocks (Cost $118,341,710)	164,059,309

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value (+)
	Commingled Investment Vehicles — 9.6%

	Exchange Traded Funds — 1.6%
10,000	iShares MSCI Emerging Markets Index Fund	$2,028,000
40,000	iShares MSCI South Korea Index Fund	1,272,400
		3,300,400
	Private Investment Funds — 8.0%
38,807	Bessent Global Fund, LP (*) (a) (b) (c) (d)	4,585,886
40,000	Lansdowne UK Equity Fund Limited (*) (a) (b) (c) (d)	5,946,799
47,967	Tosca (*) (a) (b) (c) (d)	5,439,834
		15,972,519
	Total Commingled Investment Vehicles (Cost $15,418,848)	19,272,919

	Preferred Stocks — 0.3%

	Brazil — 0.3%
632,000	Caemi Mineracao e Metalurgica SA	589,566
	(Cost $427,458)

	Rights — 0.0%
	Indonesia — 0.0%
1,800,000	PT Bank Universal Certificate of Entitlement (*) (c)	0

	United Kingdom — 0.0%
37,500	TI Automotive Ltd. Certificate of Entitlement (*) (c)	1
	Total Rights
	(Cost $0)	1

	Warrants — 0.0%
	Malaysia — 0.0%
20,400	Multi-Purpose Holdings Berhad Warrants, Expires 2/26/2009 (*)
	(Cost $564)	2,147

Principal Amount		Interest Rate	Maturity Date
	Short-Term Investments — 7.7%

	Repurchase Agreement — 3.0%
$5,945,274

Investors Bank & Trust Repurchase Agreement issued 03/31/04 (proceeds at maturity $10,341,441) (Collateralized by $6,000,000 SBA, 4.875%, due 05/25/08 and a $187,303 SBA, 6.25%, due 05/25/15 with market values of $6,110,623 and $131,915, respectively)

	(Cost $5,945,274)	2.020%	04/01/05	5,945,274

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Principal Amount				Value (+)
	US Treasury Securities — 4.7% (#)
$2,100,000	US Treasury Bill (††)	2.256%	05/12/05	$2,093,853
2,500,000	US Treasury Bill (††)	2.355%	06/02/05	2,488,620
5,000,000	US Treasury Bill (††)	2.531%	06/30/05	4,966,405
	Total US Treasury Securities
	(Cost $9,553,249)			9,548,878
	Total Short-Term Investments
	(Cost $15,498,523)			15,494,152

	Total Investments — 99.5%
	(Cost $149,687,103)			199,418,094
	Other Assets in Excess of Liabilities — 0.5%			1,018,575
	Net Assets — 100.0%			$200,436,669

Summary of Industry Classifications (as a % of total net assets):

Basic Industries	0.7%
Capital Equipment	11.8
Consumer Goods	15.5
Energy	10.1
Finance	19.2
Industrial	0.5
Private Investment Funds (d)	8.0
Materials	10.1
Multi-Industry	2.2
Other	3.0
Services	13.5
US Treasury Obligations	4.7
Utilities	0.2
Forward Currency Contracts	(0.1)
Futures	(0.4)
Other Assets (Liabilities)	1.0
Total	100.0%

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

PDR	Phillippine Depositary Receipt

SBA	Small Business Administration

(#)	Interest rate represents the yield to maturity at the time of purchase.

(*)	Non-income producing security.

(†)	A Sponsored ADR is an American Depositary Receipt that is issued through the cooperation of the company whose stock will be the underlying asset.

(††)	Security or a portion thereof is held as initial margin for financial futures contracts.

(+)	See Note 2 to the Financial Statements.

(♦)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers.  At March 31, 2005, the aggregate market value of this security was $779,391 or 0.39% of net assets.

(a)	Illiquid security.

(b)	Restricted security.

(c)	Security is valued in good faith under procedures established by the board of directors.

(d)	Portfolio holdings information of the Private Investment Funds is not available as of March 31, 2005. These positions are therefore grouped into their own industry classification.

See accompanying Notes to Financial Statements.

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2005

Number of Shares		Value (+)
	Common Stocks — 53.5%
	Aerospace and Defense — 2.0%
61,500	AAR Corp. (*)	$836,400
33,100	Alliant Techsystems, Inc. (*)	2,364,995
3,400	Boeing Co.	198,764
7,200	Lockheed Martin Corp.	439,632
9,300	Northrop Grumman Corp.	502,014
2,400	Textron, Inc.	179,088
		4,520,893
	Automotive — 0.2%
18,500	Ford Motor Co.	209,605
9,800	General Motors Corp.	288,022
		497,627
	Banking — 4.9%
32,000	Bankunited Financial Corp., Class A (*)	859,520
44,531	Chittenden Corp.	1,160,923
6,800	Comerica, Inc.	374,544
31,395	Downey Financial Corp.	1,931,734
51,329	Hudson United Bancorp	1,809,347
69,300	North Valley Bancorp	1,313,235
48,000	People’s Bank	1,965,600
7,520	SNB Bancshares, Inc. (*)	85,051
26,000	The South Financial Group	794,040
6,200	UnionBanCal Corp.	379,750
11,700	Wells Fargo Corp.	699,660
		11,373,404
	Beverages, Food, and Tobacco — 2.1%
7,900	Altria Group, Inc.	516,581
21,900	Archer-Daniels-Midland Co.	538,302
30,900	Chiquita Brands International	827,502
3,400	General Mills, Inc.	167,110
3,000	Hershey Foods Corp.	181,380
29,800	Molson Coors Brewing Co., Class B	2,299,666
12,500	Pepsi Bottling Group, Inc.	348,125
		4,878,666
	Chemicals — 0.9%
3,500	Dow Chemical Co.	174,475
106,950	Mosaic Co. (The) (*)	1,824,567
2,500	PPG Industries, Inc.	178,800
		2,177,842
	Commercial Services — 4.9%
19,100	Cendant Corp.	392,314
96,000	DeVry, Inc. (*)	1,816,320
25,600	GenTek, Inc.	422,272
6,500	H & R Block, Inc.	328,770
47,100	ITT Educational Services, Inc. (*)	2,284,350
21,200	Magellan Health Services, Inc. (*)	721,860
109,400	MoneyGram International, Inc.	2,066,566

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value (+)
23,200	Rent-A-Center, Inc. (*)	$633,592
50,292	The Brink’s Co.	1,740,103
40,200	United Rentals, Inc. (*)	812,442
		11,218,589
	Communications — 1.2%
149,000	Andrew Corp. (*)	1,744,790
6,800	Nextel Communications, Inc., Class A (*)	193,256
6,800	Qualcomm, Inc.	249,220
18,800	Verizon Communications Corp.	667,400
		2,854,666
	Computer Software and Processing — 1.6%
5,100	Adobe Systems, Inc.	342,567
5,000	Autodesk, Inc.	148,800
4,200	Computer Sciences Corp. (*)	192,570
71,500	Internet Security Systems (*)	1,308,450
50,300	Microsoft Corp.	1,215,751
45,600	Oracle Corp. (*)	569,088
66,800	Preview Systems, Inc. (a)	200
		3,777,426
	Computers and Information — 1.2%
10,000	Apple Computer, Inc. (*)	416,700
45,100	Cisco Systems, Inc. (*)	806,839
29,800	Hewlett-Packard Co.	653,812
8,200	International Business Machines Corp.	749,316
28,553	Nexprise, Inc. (*) (a)	3,712
4,700	Pitney Bowes, Inc.	212,064
		2,842,443
	Cosmetics and Personal Care — 0.4%
9,400	Estee Lauder Companies, Inc., Class A	422,812
7,600	Gillette Co. (The)	383,648
3,200	Procter & Gamble Co.	169,600
		976,060
	Diversified — 0.5%
20,200	FMC Corp. (*)	1,079,690

	Electric Utilities — 1.8%
6,500	Constellation Energy Group, Inc.	336,050
14,500	Edison International	503,440
6,000	Sempra Energy	239,040
240,218	Sierra Pacific Resources (*)	2,582,344
6,700	TXU Corp.	533,521
		4,194,395
	Electronics — 1.8%
62,000	Checkpoint Systems, Inc. (*)	1,046,560
36,500	Intel Corp.	847,895
49,000	Rogers Corp. (*)	1,960,000
7,200	Texas Instruments, Inc.	183,528
		4,037,983
	Entertainment and Leisure — 0.3%
13,900	Mattel, Inc.	296,765
10,000	Walt Disney Co.	287,300
		584,065

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value (+)
	Financial Services — 2.4%
2,000	Alcon, Inc.	$178,580
6,600	Bank of America Corp.	291,060
4,200	Bear, Stearns & Co., Inc.	419,580
8,300	Brascan Corp., Class A	313,325
6,600	CIT Group, Inc.	250,800
22,500	Citigroup, Inc.	1,011,150
13,000	Countrywide Financial Corp.	421,980
1,600	Goldman Sachs Group, Inc.	175,984
4,100	JP Morgan Chase & Co., Inc.	141,860
13,900	KeyCorp	451,055
5,700	Lehman Brothers Holdings, Inc.	536,712
11,000	MBNA Corp.	270,050
11,100	Merrill Lynch & Co.	628,260
5,600	Morgan Stanley	320,600
		5,410,996
	Forest Products and Paper — 0.1%
5,100	Georgia-Pacific Group	180,999

	Healthcare Providers — 3.4%
57,000	LifePoint Hospitals, Inc. (*)	2,498,880
40,000	Lincare Holdings, Inc. (*)	1,769,200
3,900	Medco Health Solutions, Inc. (*)	193,323
111,200	Odyssey HealthCare, Inc. (*)	1,307,712
2,200	Quest Diagnostics, Inc.	231,286
37,000	Universal Health Services, Inc., Class B	1,938,800
		7,939,201
	Heavy Machinery — 0.6%
6,200	Eaton Corp.	405,480
5,700	Ingersoll Rand Co.	454,005
6,400	Paccar, Inc.	463,296
		1,322,781
	Home Construction, Furnishings, and Appliances — 0.3%
2,800	Centex Corp.	160,356
12,666	D.R. Horton, Inc.	370,354
3,100	Lennar Corp., Class A	175,708
		706,418
	Household Products — 0.4%
4,900	Fortune Brands, Inc.	395,087
7,700	The Clorox Co.	485,023
		880,110
	Insurance — 4.1%
7,600	Aetna, Inc.	569,620
6,100	Allstate Corp.	329,766
30,000	Brown & Brown, Inc.	1,382,700
2,800	Chubb Corp.	221,956
42,200	Hilb, Rogal & Hobbs Co.	1,510,760
6,500	Loews Corp.	478,010
12,400	MetLife, Inc.	484,840

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value (+)
49,900	Montpelier Re Holdings Ltd.	$1,753,985
67,680	Platinum Underwriters Holdings Ltd.	2,010,096
6,600	Principal Financial Group, Inc.	254,034
5,100	The Progressive Corp.	467,976
		9,463,743
	Internet — 0.1%
9,300	Yahoo!, Inc. (*)	315,270

	Media — Broadcasting and Publishing — 1.9%
113,300	COX Radio, Inc., Class A (*)	1,904,573
47,500	Emmis Communications Corp., Class A (*)	912,950
3,300	Gannett Co., Inc.	260,964
61,000	Insight Communications Co., Inc. (*)	722,850
5,500	McGraw-Hill Companies, Inc.	479,875
		4,281,212
	Medical Supplies — 3.0%
6,700	Becton, Dickinson & Co.	391,414
19,200	Fisher Scientific International, Inc. (*)	1,092,864
50,800	Owens & Minor, Inc.	1,379,220
89,600	Steris Corp. (*)	2,262,400
88,700	Viasys Healthcare, Inc. (*)	1,692,396
		6,818,294
	Metals — 0.1%
3,000	Phelps Dodge Corp.	305,190

	Metals and Mining — 0.4%
14,600	Masco Corp.	506,182
8,000	Nucor Corp.	460,480
35,000	Pacific Rim Mining Corp. (*)	23,450
		990,112
	Oil and Gas — 2.5%
2,200	Amerada Hess Corp.	211,662
3,500	Anadarko Petroleum Corp.	266,350
6,600	Canadian Natural Resources Ltd.	375,012
17,000	ChevronTexaco Corp.	991,270
7,100	ConocoPhillips	765,664
15,300	Exxon Mobil Corp.	911,880
135,883	Hanover Compressor Co. (*)	1,640,108
8,000	Valero Energy Corp.	586,160
		5,748,106
	Pharmaceuticals — 2.8%
6,900	Abbott Laboratories	321,678
9,900	Amgen, Inc. (*)	576,279
10,100	Cardinal Health, Inc.	563,580
67,300	Hospira, Inc. (*)	2,171,771
17,900	Johnson & Johnson	1,202,164
11,300	McKesson Corp.	426,575
8,400	Merck & Co., Inc.	271,908
34,400	Pfizer, Inc.	903,688
269,200	PharmChem Laboratories, Inc. (*) (a)	1,346
		6,438,989

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value (+)
	Restaurants — 1.1%
13,300	McDonald’s Corp.	$414,162
65,000	Ruby Tuesday, Inc.	1,578,850
10,500	Yum! Brands, Inc.	544,005
		2,537,017
	Retailers — 2.9%
75,125	Big Lots, Inc. (*)	903,003
7,600	Federated Department Stores, Inc.	483,664
66,300	Geerlings & Wade, Inc. (*)	46,410
18,800	Home Depot, Inc.	718,912
24,900	Kroger Co. (*)	399,147
16,300	Limited Brands	396,090
79,100	Pier 1 Imports, Inc.	1,441,993
100,000	Saks, Inc.	1,805,000
60,000	Whitehall Jewellers, Inc. (*)	426,000
		6,620,219
	Telephone Systems — 1.6%
16,100	BellSouth Corp.	423,269
311,400	Cincinnati Bell, Inc. (*)	1,323,450
94,100	General Communications, Inc., Class A (*)	859,133
24,100	United States Cellular Corp. (*)	1,099,683
		3,705,535
	Textiles, Clothing, and Fabrics — 0.2%
3,100	Coach, Inc. (*)	175,553
4,700	Nike Inc., Class B	391,557
		567,110
	Transportation — 1.8%
8,400	Burlington Northern Santa Fe Corp.	453,012
4,050	Canadian National Railway Co.	256,406
20,000	CNF, Inc.	935,800
41,800	EGL, Inc. (*)	953,040
37,000	Tidewater, Inc.	1,437,820
		4,036,078
	Total Common Stocks
	(Cost $98,980,096)	123,281,129

	Commingled Investment Vehicles — 29.0%
	Private Investment Funds — 22.0%
279,429	Adage Capital Partners, LP (*) (a) (b) (c) (d)	31,726,444
178,350	Freeman Fair Value Fund I, LP (*) (b) (c) (d) (e)	18,593,389
250	Gotham Partners, LP (*) (a) (b) (c) (d)	373,576
		50,693,409
	Registered Investment Company — 7.0%
886,864	Vanguard Global Equity Fund	15,972,419
	Total Commingled Investment Vehicles
	(Cost $55,629,711)	66,665,828

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Principal Amount		Interest Rate	Maturity Date	Value (+)
	Short-Term Investments — 17.6%

	Repurchase Agreement — 4.5%
$10,340,861

Investors Bank & Trust Repurchase Agreement issued 03/31/04 (proceeds at maturity $10,341,441) (Collateralized by $91,814,000 FNMA, 3.432%, due 12/01/35 and a $3,188,447 SBA, 5.875%, due 12/25/14 with market values of $9,471,226 and $1,386,677, respectively)

	(Cost $10,340,861)	2.020%	04/01/05	$10,340,861

	US Treasury Securities — 13.1% (#)
2,000,000	US Treasury Bill	2.339%	05/26/05	2,000,000
3,500,000	US Treasury Bill	2.355%	06/02/05	3,484,068
25,000,000	US Treasury Bill (†)	2.687%	08/04/05	24,751,700
	Total US Treasury Securities
	(Cost $30,247,423)			30,235,768
	Total Short-Term Investments
	(Cost $40,588,284)			40,576,629

	Total Investments — 100.1%
	(Cost $195,198,091)			230,523,586
	Liabilities in Excess of Other Assets — (0.1%)			(121,514)
	Net Assets — 100.0%			$230,402,072

Summary of Industry Classifications (as a % of total net assets):

Basic Industries	0.1%
Capital Equipment	8.8
Commingled Investment Vehicles	7.0
Consumer Goods	12.0
Energy	4.2
Finance	11.4
Private Investment Funds (d)	22.0
Materials	1.8
Multi-Industry	0.5
Other	4.5
Services	14.7
US Treasury Obligations	13.1
Futures	(0.2)
Other Assets (Liabilities)	0.1
Total	100.0%

FNMA	Federal National Mortgage Association

SBA	Small Business Administration

(#)	Interest rate represents the yield to maturity at the time of purchase.

(*)	Non-income producing security.

(†)	Security or a portion thereof is held as initial margin for financial futures contracts. See Appendix B of Notes to Financial Statements.

(+)	See Note 2 to the Financial Statements.

(a)	Illiquid security.

(b)	Restricted security.

(c)	Security is valued in good faith under procedures established by the board of directors.

(d)	Portfolio holdings information of the Private Investment Funds is not available as of March 31, 2005. These positions are therefore grouped into their own industry classification.

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

(e)

The valuation committee has determined the partnership interest in Freeman Fair Value Fund I, LP to be liquid based on the ability to redeem the private investment fund  interest upon seven days’ notice and payment of a 0.25% redemption fee.  The TIP board of directors duly ratified the liquidity determination and agreed to fair value the private investment fund at 99.75% of its stated market value to take into account this potential redemption fee.

See accompanying Notes to Financial Statements.

TIFF GOVERNMENT BOND FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2005

Principal Amount		Interest Rate	Maturity Date	Value (+)
	US Treasury Security — 99.3%
$39,107,000	US Treasury Note (†) (Cost $37,932,040)	4.000%	02/15/15	$37,468,537

	Short-Term Investments — 99.1%

	Repurchase Agreements
3,100,000	Bear, Stearns & Co., Inc. Repurchase Agreement issued 3/30/05 (proceeds at maturity $3,100,448) (Collateralized by a $2,480,000 US Treasury Bond, 6.875%, due 08/15/25, with a market value of $3,112,303)	2.600%	04/06/05	3,100,000
257,753	Investors Bank & Trust Company Repurchase Agreement issued 03/31/05 (proceeds at maturity $257,767) (Collateralized by a $427,236 SBA, 4.875%, due 06/25/27, with a market value of $270,640)	2.020%	04/01/05	257,753
15,000,000	Morgan Stanley Repurchase Agreement issued 3/31/05 (proceeds at maturity $15,001,100) (Collateralized by a $14,790,000 US Treasury Inflation-Indexed Note, 2.0%, due 07/15/14, with a market value of $15,106,876)	2.640%	04/04/05	15,000,000
19,050,000	Nomura, Inc. Repurchase Agreement issued 3/29/05 (proceeds at maturity $19,054,207) (Collateralized by a $16,320,000 US Treasury Bond, 6.375%, due 08/15/27, with a market value of $19,607,582)	2.650%	04/05/05	19,050,000
	Total Short-Term Investments
	(Cost $37,407,753)			37,407,753

	Total Investments — 198.4%
	(Cost $75,339,793)			74,876,290
	Liabilities in Excess of Other Assets — (98.4%)			(37,141,171)
	Net Assets — 100.0%			$37,735,119

Summary of Industry Classifications (as a % of total net assets):

Repurchase Agreements	99.1%
US Treasury Obligation	99.3
Reverse Repurchase Agreements	(99.0)
Other Assets	0.6
Total	100.0%

SBA	Small Business Administration

(†)	Security or a portion thereof is held as collateral by the counterparty for reverse repurchase agreements. See Appendix C of Notes to Financial Statements.

(+)	See Note 2 to the Financial Statements.

See accompanying Notes to Financial Statements.

TIFF SHORT-TERM FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

Principal Amount		Interest Rate	Maturity Date	Value (+)
	Short-Term Investments — 100.0%

	US Treasury Securities — 99.3% (#)
$7,950,000	US Treasury Bill	2.687%	08/04/05	$7,871,041
55,250,000	US Treasury Bill	2.923%	09/01/05	54,556,391
8,750,000	US Treasury Bill	3.017%	09/22/05	8,623,737
44,300,000	US Treasury Bill	3.097%	09/29/05	43,627,792
	Total US Treasury Securities (Cost $114,680,006)			114,678,961

	Time Deposit — 0.7%
735,000	Investors Bank & Trust Company (Cost $735,000)	2.500%	04/01/05	735,000
	Total Short-Term Investments (Cost $115,415,006)			115,413,961

	Total Investments — 100.0% (Cost $115,415,006)			115,413,961
	Other Assets in Excess of Liabilities — 0.0%			55,599
	Net Assets — 100.0%			$115,469,560

Summary of Industry Classifications (as a % of total net assets):

Time Deposit	0.7%
US Treasury Obligations	99.3
Other Assets	0.0 (*)
Total	100.0%

(*)	Rounds to less than 0.1%.

(#)	Interest rate represents the yield to maturity at the time of purchase.

(+)	See Note 2 to the Financial Statements.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.             Organization

TIFF Investment Program, Inc. (“TIP”) was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. TIP currently has five active funds: TIFF Multi-Asset Fund (“Multi-Asset”), TIFF International Equity Fund (“International Equity”),  TIFF US Equity Fund (“US Equity”), TIFF Government Bond Fund (“Government Bond”), and TIFF Short-Term Fund (“Short-Term”), collectively referred to as the “funds.”

Investment Objectives

Fund	Investment Objectives

Multi-Asset	Attain a growing stream of current income and appreciation of principal that at least offset inflation.

International Equity	Attain appreciation of principal that at least offsets inflation.

US Equity	Attain a growing stream of current income and appreciation of principal that at least offset inflation.

Government Bond	Attain as high a rate of current income as is consistent with maintaining liquidity and to provide a hedge against deflation-induced declines in common stock prices and dividend streams.

Short-Term	Attain as high a rate of current income as is consistent with ensuring that the fund’s risk of principal loss does not exceed that of a portfolio invested in 6-month US Treasury bills.

2.             Summary of  Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Securities listed on a securities exchange for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services and are deemed representative of market values at the close. Unlisted securities or securities for which over-the-counter market quotations are readily available are valued at the latest bid price. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, or by amortizing their value on the 61st day prior to maturity if their term to maturity at the date of purchase was greater than 60 days. Exchange-traded and over-the-counter options and futures contracts are valued at the closing settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open future and option sales contracts).  Forward foreign currency exchange contracts are valued at the estimated current cost of covering or offsetting the contracts. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value.

Events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) and the time at which net asset value of the funds is determined will not be reflected in the funds’ calculation of the net asset value unless the funds’ valuation committee believes that the particular event would materially affect net asset value, in which case adjustments would be made.

Certain funds invest in private investment funds formed for the purpose of earning returns from alternative investment strategies.  Private investment interests held by the funds are generally not securities for which market quotations are readily available.  Rather, such interests generally can be sold back to the private investments fund only at specified intervals or on specified dates.  The TIP board of directors has approved valuation procedures pursuant to which the fund values its interests in private investment funds  at

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

“fair value.”  In accordance with these procedures, fair value of private investment interests ordinarily is based on the “estimated” value of the private investment fund, as provided to the fund by the management of the private investment fund.  Fair value is intended to represent a good faith approximation of the amount that the fund could reasonably expect to receive from the private investment fund if the fund’s interest in the private investment were sold at the time of valuation, based on information reasonably available at the time valuation is made and that the fund believes is reliable.  In the unlikely event that the private investment fund does not provide a value to the fund on a timely basis, the fund would determine the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment, as well as any other relevant information reasonably available at the time the fund values its portfolio.  The fair values of the private investment fund are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated.

Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by TIP’s board of directors. Such procedures use fundamental valuation methods which include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. At March 31, 2005, the aggregate amount of securities fair valued, including the private investment funds referenced above, were as follows:

Fund	Amount	% of Net Assets

Multi-Asset	$167,776,374	21.38%
International Equity	15,972,519	8.18%
US Equity	50,693,409	22.00%

Foreign Currency Translation

The books and records of the funds are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

(i)          the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated at the closing rate of exchange on the valuation date and

(ii)       purchases and sales of investments, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the funds do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to US federal income tax regulations; such amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net realized gains and losses from foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the US dollar amount actually received.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Forward Currency Contracts

The funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily, and the change in value is recorded by the funds as an unrealized gain or loss. When a forward currency contract is extinguished through delivery or by entry into a closing contract, the funds record a realized gain or loss on foreign currency-related transactions equal to the difference between the value of the contract at the time of purchase and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Appendix A of the Notes to Financial Statements details each fund’s outstanding forward currency contracts at March 31, 2005.

Financial Futures Contracts

Certain funds are engaged in trading financial futures contracts. A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery at a future date. The funds are exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require a fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin payments are made to or received from the broker in the amount of daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits which consist of cash or cash equivalents, equal to approximately 5%-10% of the contract amount.

Each fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values. Futures contracts are primarily used to increase or decrease the funds’ exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Losses may arise from changes in the value of the underlying instrument, an illiquid secondary market for the contracts, or counterparties not performing under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Appendix B of the Notes to Financial Statements details each fund’s open futures contracts at March 31, 2005.

Short Selling

The funds may sell securities they do not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund will generally borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker and establishes an offsetting liability for the securities sold under the short sale agreement. The cash is retained by the fund’s broker as collateral for the short position. The liability is marked to market while it remains open to reflect the current settlement obligation. Until the security is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is realized.

In “short selling,” a fund sells borrowed securities which must at some date be repurchased and returned to the lender. If the market value of securities sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Options

When a fund purchases an option, an amount equal to the premium paid by the fund is included as an investment and subsequently marked to market to reflect the current market value of the option purchased. The current market value of a purchased option is the last sale price on the market on which it is principally traded. If the purchased option expires, the fund realizes a loss in the amount of

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

the premium originally paid. If the fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option.

If the fund exercises a call option, the cost of the securities acquired by exercising the call option is increased by the premium paid to buy the call option. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

When a fund writes an option, an amount equal to the premium received by the fund is included as a liability and subsequently marked to market to reflect the current value of the option written. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

If a written call option is exercised, the proceeds from the security sold are increased by the premium received. If a put option is exercised, the cost basis of the security purchased by the fund is reduced by the premium received. The fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options present risk of loss in excess of the liability amount.

Each fund may use option contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Option contracts are primarily used to increase or decrease the fund’s exposure to the underlying instrument and may serve as hedges for other fund investments.

Investment Transactions

For federal income tax purposes, the cost of securities owned at March 31, 2005, the aggregate gross unrealized appreciation (depreciation) and the net unrealized appreciation (depreciation) on securities owned and securities sold short at March 31, 2005, for each fund are as follows:

			Net Unrealized
	Gross	Gross	Appreciation/
Fund	Appreciation	Depreciation	(Depreciation)	Cost

Multi-Asset	$116,241,067	$(7,197,615)	$109,043,452	$688,251,740
International Equity	52,448,207	(2,717,216)	49,730,991	149,687,103
US Equity	40,971,869	(5,646,374)	35,325,495	195,198,091
Government Bond	—	(463,503)	(463,503)	75,339,793
Short-Term	12,336	(13,381)	(1,045)	115,415,006

Repurchase and Reverse Repurchase Agreements

Each fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in US government securities and asset-backed securities agrees, upon entering into a contract, to sell US government securities to a fund and repurchase such securities from such fund at a mutually agreed upon price and date.

Each fund is also permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in US government securities purchases US government securities from a fund and such fund agrees to repurchase the securities at an agreed upon price and date.  The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Appendix C of the Notes to Financial Statements details each fund’s open reverse repurchase agreements at March 31, 2005.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Each fund will engage in repurchase and reverse repurchase transactions with parties approved by the fund’s board of directors on the basis of such party’s creditworthiness. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. In connection with reverse repurchase agreements, the funds establish segregated accounts with its custodian in which the funds maintain cash, US government securities, or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligation.  The funds may also invest in tri-party repurchase agreements for which securities held as collateral are maintained in a segregated account by the broker’s custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the funds require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral may be delayed or limited.

Delayed Delivery Transactions

The funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The funds identify these securities in their records as segregated with a value at least equal to the amount of the purchase commitment.

The Multi-Asset Fund enters into “TBA” (to be announced) purchase commitments to purchase mortgage-backed securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the principal amount delivered will not differ more than 0.01% from the commitment.  TBA purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the funds’ other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Valuation of Investments above. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio, the fund may dispose of a commitment prior to settlement if the funds’ money managers deem it appropriate to do so.

The Multi-Asset Fund enters into TBA sale commitments to hedge the portfolio or to sell mortgage-backed securities the fund owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment (deliverable on or before the sale commitment date), are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Valuation of Investments above. The contract is marked to market daily, and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities upon the unit price established at the date the commitment was entered into.

Concentration of Risks

The funds may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and interest rate and currency swaps.  A fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The Multi-Asset, International Equity, and US Equity Funds invest in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The Multi-Asset Fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate changes. Although the fund generally maintains a diversified portfolio, the ability of the issuers

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

of the funds’ portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The Multi-Asset, International Equity and US Equity Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. While the funds’ investment in emerging markets debt securities is limited, the yields of these obligations reflect perceived credit risk.

Restricted Securities

Restricted securities that were held by the funds at March 31, 2005, were valued in accordance with the Valuation of Investments section as described in Note 2.  Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers.  Each fund will bear any costs incurred in connection with the disposition of such securities.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Appendix A

Open Forward Currency Contracts as of March 31, 2005

Contract		US Dollar	Foreign Currency	Unrealized
Amount	Description	Receivable/(Payable)	Receivable/(Payable)	Depreciation
	Multi-Asset Fund

	Buy Contracts
9,947,742	Euro settling on 06/16/05	$(13,342,310)	$12,952,218	$(390,092)

	Sell Contracts
3,460,000	British Pound settling on 04/29/05	6,487,846	(6,529,366)	(41,520)
				$(431,612)

	International Equity Fund

	Buy Contracts
6,279,581	Euro settling on 06/16/05	(8,422,426)	8,176,178	$(246,248)

	Sell Contracts
2,963,500	British Pound settling on 04/29/05	5,556,859	(5,592,421)	(35,562)
				$(281,810)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Appendix B

Open Futures Contracts as of March 31, 2005

Number of Contracts	Type	Cost/(Proceeds)	Value at March 31, 2005	Unrealized Appreciation/ (Depreciation)

	Multi-Asset Fund

	Long Financial Futures Contracts
36	April 2005 CAC40	$1,885,532	$1,907,054	$21,522
128	June 2005 Topix Index	14,240,837	14,127,150	(113,687)
329	June 2005 Japanese Yen	39,824,362	38,587,588	(1,236,775)
37	June 2005 Canadian Dollar	3,076,960	3,059,530	(17,430)
71	June 2005 Swiss Franc Currency	7,675,987	7,450,563	(225,425)
74	June 2005 Swiss Market Index	3,650,642	3,650,642
35	June 2005 S&P TSE 60 Index	3,097,450	3,091,954	(5,496)
101	June 2005 FTSE 100 Index	9,466,141	9,375,487	(90,654)
582	June 2005 MSCI Pan Euro	13,487,421	13,478,982	(8,435)
111	June 2005 S&P 500 Index	33,175,075	32,853,225	(321,850)
11	June 2005 S&P MIB Index	2,225,196	2,277,234	52,038
18	June 2005 DAX Index	2,532,075	2,551,375	19,300
12	June 2005 US Long Bond	1,331,664	1,336,500	4,836
73	June 2005 10-Year US Treasury Note	7,968,406	7,976,391	7,985
13	December 2005 90-Day Eurodollar	3,112,630	3,112,363	(267)
				(1,914,338)

	Short Financial Futures Contracts
3	June 2005 90-Day Eurodollar	(725,202)	(723,638)	1,565
6	June 2005 2-Year US Treasury Note	(1,245,887)	(1,241,344)	4,543
9	June 2005 5-Year US Treasury Note	(968,104)	(963,844)	4,260
3	September 2005 90-Day Eurodollar	(723,064)	(720,188)	2,877
3	March 2006 90-Day Eurodollar	(719,815)	(717,150)	2,665
3	June 2006 90-Day Eurodollar	(718,414)	(716,325)	2,089
3	September 2006 90-Day Eurodollar	(717,164)	(715,650)	1,514
3	December 2006 90-Day Eurodollar	(715,965)	(715,088)	878
3	March 2007 90-Day Eurodollar	(714,952)	(714,863)	90
3	June 2007 90-Day Eurodollar	(713,952)	(714,563)	(610)
3	September 2007 90-Day Eurodollar	(713,040)	(714,225)	(1,185)
1	December 2007 90-Day Eurodollar	(239,509)	(237,963)	1,548
1	March 2008 90-Day Eurodollar	(239,422)	(237,888)	1,534
1	June 2008 90-Day Eurodollar	(239,309)	(237,788)	1,522
1	September 2008 90-Day Eurodollar	(239,184)	(237,675)	1,509
1	December 2008 90-Day Eurodollar	(239,034)	(237,550)	1,484
1	March 2009 90-Day Eurodollar	(238,947)	(237,488)	1,459
1	June 2009 90-Day Eurodollar	(238,822)	(237,375)	1,447
1	September 2009 90-Day Eurodollar	(238,697)	(237,275)	1,422
1	December 2009 90-Day Eurodollar	(238,547)	(237,150)	1,397
				32,008

				$(1,882,330)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Appendix B (Continued)

Open Futures Contracts as of March 31, 2005

Number of Contracts	Type	Cost/(Proceeds)	Value at March 31, 2005	Unrealized Appreciation/ (Depreciation)

	International Equity Fund
	Long Financial Futures Contracts
17	April 2005 CAC40	$893,085	$900,553	$7,467
59	June 2005 Topix Index	6,564,136	6,511,733	(52,403)
85	June 2005 Japanese Yen	10,287,125	9,969,438	(317,688)
80	June 2005 Canadian Dollar	6,652,800	6,615,200	(37,600)
56	June 2005 Swiss Franc Currency	6,054,300	5,876,500	(177,800)
50	June 2005 British Pound	5,987,500	5,883,125	(104,375)
78	June 2005 S&P TSE 60 Index	6,902,888	6,890,639	(12,249)
363	June 2005 MSCI Pan Euro	8,411,955	8,406,994	(4,957)
6	June 2005 DAX Index	848,607	850,458	1,852
				$(697,753)

	US Equity Fund
	Long Financial Futures Contracts
299	June 2005 S&P 500 Index	89,498,175	88,496,525	$(1,001,650)

	Short Financial Futures Contracts
29	June 2005 Midcap 400 Index	(9,761,400)	(9,559,125)	202,275
79	June 2005 Russell 2000 Index	(24,746,750)	(24,407,050)	339,700
				541,975

				$(459,675)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Appendix C

Reverse Repurchase Agreements as of March 31, 2005

Multi-Asset Fund

Description	Face Value	Market Value
Nomura, Inc., 1.95%, dated 03/01/05, to be repurchased on 04/01/05, at face value, plus accrued interest	$19,450,000	$19,482,660

Morgan Stanley Dean Witter, Variable Rate, 2.15% at 03/31/05, to be repurchased on 04/01/05, at face value, plus accrued interest	15,518,344	15,521,124

Total reverse repurchase agreements		$35,003,784

Government Bond Fund

Nomura, Inc., 1.95%, dated 03/01/05, to be repurchased on 04/01/05, at face value, plus accrued interest	19,450,000	$19,482,660

Morgan Stanley Dean Witter, Variable Rate, 2.15% at 03/31/05, to be repurchased on 04/01/05, at face value, plus accrued interest	17,888,929	17,892,134

Total reverse repurchase agreements		$37,374,794

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TIFF Investment Program, Inc.

By (Signature and Title)		/s/ Richard J. Flannery
Richard J. Flannery, President and Principal Executive Officer

Date	May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard J. Flannery
Richard J. Flannery, President and Principal Executive Officer

Date	May 31, 2005

By (Signature and Title)	/s/ William E. Vastardis
William E. Vastardis, Treasurer and Principal Financial Officer

Date	May 31, 2005